[Back Cover]

Chase Vista Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Select Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank, Chase and its respective affiliates receive compensation from Chase Vista Select Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Select Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

April 1998                                                          CVSTF-3-498

[Front Cover]

                    S E L E C T   T A X   F R E E   F U N D S

                               [Chase Vista Logo]
                          CHASE VISTA SELECT FUNDS(SM)

                                   SEMI-ANNUAL
                                     REPORT
                                 ------------------

                   Chase Vista.(SM) Setting the Global Standard.


                     CHASE VISTA SELECT TAX FREE INCOME FUND


                         CHASE VISTA SELECT INTERMEDIATE
                              TAX FREE INCOME FUND


                    CHASE VISTA SELECT NEW YORK INTERMEDIATE
                              TAX FREE INCOME FUND


                          CHASE VISTA SELECT NEW JERSEY
                              TAX FREE INCOME FUND

                                February 28, 1998
                                   (unaudited)

[Inside front cover]
                                   HIGHLIGHTS

Supply and demand issues dominated the municipal bond market during the reporting period.

[bullet] Municipal bond issuers took advantage of falling interest rates to refund higher-rate bonds, creating more supply than the market could comfortably absorb.

[bullet] Narrow interest rate spreads between municipal bonds of lower and higher quality provided the opportunity to upgrade quality and improve call protection.


                        CONTENTS


Chairman's Letter                                         3

Chase Vista Select Tax Free Income Fund
    Fund Commentary o Portfolio of Investments            4

Chase Vista Select Intermediate Tax Free Income Fund
    Fund Commentary o Portfolio of Investments           23

Chase Vista Select New York Intermediate
Tax Free Income Fund
    Fund Commentary o Portfolio of Investments           45

Chase Vista Select New Jersey Tax Free Income Fund
    Fund Commentary o Portfolio of Investments           58
Financial Statements                                     67
Notes to Financial Statements                            70
Financial Highlights                                     75

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                            Chase Vista Select Funds


                               CHAIRMAN'S LETTER

                                                                  April 10, 1998
Dear Shareholder:


We are pleased to present this semi-annual report for Chase Vista Select Tax Free Funds(SM) for the six months ended February 28, 1998. Inside, you'll find information on the performance of each of the four funds along with a report from the portfolio management team.

Falling Interest Rates Created Heavy New Supply

Entering the reporting period, most market participants assumed that the strong U.S. economy would lead the Federal Reserve Board to raise interest rates as a preemptive strike against inflation. However, the Asian crisis intervened, and the resulting global flight to U.S. Treasury bonds led domestic interest rates on a sharp downward path. Additionally, investors began to assume that the Asian crisis would act as a damper on inflation, because Asian goods would be cheaper in the U.S. and because our exports to the region would fall, curbing our strong economy.

The positive effects of these changing views on inflation in the taxable bond market were not fully realized in the municipal bond market, however, as many municipal issuers chose to take advantage of the lower rates to refund and pre-refund existing bonds. The resulting increase in supply was difficult for the market to absorb, causing municipals to underperform Treasury securities. Additionally, demand from property/casualty insurers, which had been a strong support in the market in late 1997, fell as these companies shored up reserves in light of damage caused by el nino-related storms.

In this challenging environment, your portfolio management team was able to provide positive total returns while upgrading the quality of the portfolios in anticipation of a better supply/demand picture ahead. On behalf of the management team and everyone at Chase Vista, I thank you for the confidence you've placed in us, and look forward to continuing to serve your investment needs.


Sincerely,

/s/ Fergus Reid
----------------
    Fergus Reid
    Chairman

                                About Your Fund


                    CHASE VISTA SELECT TAX FREE INCOME FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                     Federal tax exempt income*

Primary investments:           Municipal bonds

Suggested investment
time frame:                    3-5 years minimum

Market benchmark:              Lehman Municipal Bond Index

Lipper Funds category:         General Municipal Debt Funds Average

Inception date:                1/1/97

Newspaper symbol:              TF Inc


As of February 28, 1998

Net assets:                    $721.6 Million

Average maturity:              19.2 years

Average duration:              7.3 years

Average quality:               Aa/AA

--------------------------------------------------------------------------------
* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

                                About Your Fund

                    CHASE VISTA SELECT TAX FREE INCOME FUND

PERFORMANCE

Chase Vista Select Tax Free Income Fund, which seeks to provide federal tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of 5.11% for the six month period ended February 28, 1998. This compares to a return of 4.99% for the Lipper General Municipal Debt Funds Average and 5.04% for the unmanaged Lehman Municipal Bond Index.

STRATEGY

In attempting to deliver high current tax-free income, your management team uses a relative value analysis to select individual securities, identify points of value on the yield curve and target sectors for investment. During this reporting period, however, the high level of new supply and the resulting narrowing of quality spreads made it difficult to shift among securities and sectors. Therefore, the management team focused on increasing coupon rates and call protection, which resulted in a higher-quality, better-structured portfolio.

Overall, the management team maintained its relatively-neutral duration by extending call protection. But it took more of a barbell approach when property-casualty insurers slowed down their purchases in the intermediate part of the yield curve, which put upward pressure on intermediate-term rates. Additionally, in January and early February, the management team took advantage of the relatively-flat yield curve by moving out of some 30- and 40-year issues and into 20-year bonds, thereby reducing risk without giving up much yield.

On a state level, the Fund was underweighted in New York due to extremely heavy supply and it also cut exposure to the Pacific Northwest given the potential economic impact of weakening Pacific Rim economies on the region. The Fund did take advantage of price-compression opportunities in states such as Kansas, which normally trade at a price premium, buying these bonds at relatively-attractive prices.

OUTLOOK

As the period ended, the supply of new issues had begun to shrink to more manageable levels, creating a better supply and demand picture. This, combined with the expectation that interest rates will fall later in the year, has led the management team to begin carefully increasing the Fund's duration, with an eye on the potential for volatility in rates over the short term. Given the shape of the yield curve, 15-year maturities have begun to look relatively attractive and the Fund expects to continue to selectively invest in this area. Overall, state finances continue to improve and, with supply decreasing, the management team has a positive outlook for the next six months.

                                About Your Fund

                    CHASE VISTA SELECT TAX FREE INCOME FUND

-------------------------------- PIE CHART -------------------------------------

                    CHASE VISTA SELECT TAX FREE INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                              Investments    97.3%
                              Cash/Other      2.7%

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/98+
--------------------------------------------------------------------------------

                   One Year                              9.33%
                   Five Years                            6.10%
                   Ten Years                             7.83%

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/88 and prior to the fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                About Your Fund

                    CHASE VISTA SELECT TAX FREE INCOME FUND


-------------------------------- [LINE CHART] ----------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                    CHASE VISTA SELECT TAX FREE INCOME FUND+
                             AND ITS KEY BENCHMARKS

                     Chase Vista                            Lipper
                        Select                             General
                       Tax Free       Lehman Muni         Muni Debt
                     Income Fund       Bond Index         Funds Avg.
                     -----------       ----------         ----------
           2/88          10000           10000             10000
           2/89          10702           10619             10679
           2/90          11635           11709             11624
           2/91          12720           12788             12567
           2/92          13940           14066             13845
           2/93          15814           16004             15821
           2/94          16679           16889             16656
           2/95          16944           17207             16754
           2/96          18682           19109             18405
           2/97          19452           20162             19232
           2/98          21266           22008             20974

--------------------------------------------------------------------------------
Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Average for the ten years ended February 28, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Bond Funds Average represents the average performance of a universe of 248 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/88 and prior to the fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited)

  Principal
    Amount    Issuer                                  Value
--------------------------------------------------------------------
Long-Term Municipal Bonds -- 99.7%
--------------------------------------------------------------------
              Alaska -- 0.2%
$ 1,600,000    Alaska North Slope, GO, 8.35%,
                06/30/98                             $ 1,623,712
                                                      ----------
              Arizona -- 3.4%
  5,300,000    Pima County, Arizona, Unified
                School District, No. 1, Tucson,
                GO, 7.50%, 07/01/10                    6,724,375
 15,000,000    Salt River Project, Arizona
                Agriculture, Ser. B, Rev., 7.00%,
                01/01/05                              17,456,250
                                                      ----------
                                                      24,180,625
                                                      ----------
              California -- 9.3%
 10,000,000    California Statewide Communities
                Development Authority, Special
                Facilities United Airlines Inc., L.A.,
                Rev., 5.63%, 10/01/34                 10,125,000
  3,950,000    California State, GO, 10.00%,
                09/01/99                               4,300,562
  2,000,000    California State, GO, 6.50%,
                11/01/09                               2,375,000
  1,000,000    California State, Ser. B, GO, 10.00%,
                08/01/02                               1,235,000
  1,000,000    California State, Veterans Bond, Ser.
                AM, GO, 9.00%, 10/01/05                1,300,000
  3,455,000    Kern, California High School
                District, Ser, A, GO, 6.40%,
                02/01/13                               4,055,306
  3,435,000    Kern, California High School
                District, Ser. A, GO, 6.40%,
                08/01/13                               4,031,831
  3,240,000    Kern, California High School
                District, Ser. A, GO, 6.50%,
                02/01/15                               3,798,900
  3,225,000    Kern, California High School
                District, Ser. A, GO, 6.50%,
                08/01/15                               3,781,313

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                   Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
 $4,000,000     Los Angeles, California, Harbor
                 Department, Rev., 7.60%,
                 10/01/18                              $ 5,155,000
  2,500,000     Los Angeles, California, Public Works
                 Financing Authority, Multiple
                 Capital Facilities Project V, Ser. A,
                 Rev., 5.13%, 06/01/17                   2,493,750
  3,000,000     Modesto, California Irrigation District
                 Financing Authority, Ser. A, Rev.,
                 6.00%, 10/01/15                         3,285,000
  4,300,000     Modesto, California Irrigation
                 District, COP, 86 Geysers Geo,
                 COP 5.00%, 10/01/17                     4,214,000
  9,930,000     Pomona, California, Unified School
                 District, Ser. A, GO, 6.15%,
                 08/01/15                               11,481,563

  5,000,000     Valley Health Systems, California,
                 Hospital Improvement Project, Ser.
                 A, Rev., 6.50%, 05/15/15                5,456,250
                                                        ----------
                                                        67,088,475
                                                        ----------
               Colorado -- 3.8%
  1,190,000     Adams County, Colorado School
                 District No. 012, GO, 6.20%,
                 12/15/10                                1,294,125
  6,000,000     Garfield Pitkin & Eagle Counties
                 Colorado School District No. Re 1
                 Roarge Fk, GO 6.60%, 12/15/14           6,870,000
  1,000,000     Jefferson County Colorado School
                 District No. R-001, 1985 Ser. B,
                 GO, 9.00%, 12/15/99                     1,088,750
  3,050,000     Platte River Power Authority,
                 Colorado, Ser. DD, Rev., 6.00%,
                 06/01/05                                3,385,500
  4,400,000     Platte River Power Authority,
                 Colorado, Ser. DD, Rev., 6.00%,
                 06/01/06                                4,922,500

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                               Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
 $1,620,000     Platte River Power Authority,
                 Colorado, Ser. DD, Rev., 6.00%,
                 06/01/07                           $1,830,600
  8,295,000     Westminster, Colorado Special
                 Purpose Post Project, Ser. B, Rev.
                 5.13%, 12/01/16                     8,336,475
                                                    ----------
                                                    27,727,950
                                                    ----------
               Connecticut -- 0.7%
  4,975,000     Connecticut State Housing Finance
                 Authority, Housing Mortgage
                 Financing Program, C1, Rev.,
                 6.60%, 11/15/23                     5,341,906
                                                    ----------
               Delaware -- 0.9%
  5,000,000     Delaware State Economic
                 Development Authority,
                 Osteopathic Hospital Association of
                 Delaware, Ser. A, Rev. 6.90%,
                 01/01/18                            6,093,750
    155,000     Sussex County, Delaware, Single
                 Family Mortgage, Residential, Rev.
                 9.38%, 02/01/17                       158,114
                                                    ----------
                                                     6,251,864
                                                    ----------
               District of Columbia -- 1.0%
  4,000,000     Georgetown University, District of
                 Columbia, Ser. A, Exchanged, Rev.
                 8.25%, 04/01/18                     4,092,120
  3,285,000     Georgetown University, District of
                 Columbia, Ser. A, Exchanged, Rev.
                 8.13%, 04/01/08                     3,360,916
                                                    ----------
                                                     7,453,036
                                                    ----------
               Florida -- 5.2%
  4,440,000     Broward County, Florida Resource
                 Recovery, Ser. Broward Co. LP
                 South Project, Rev., 7.95%,
                 12/01/08                            4,834,050

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
$ 2,200,000    Dade County, Florida Special
                Obligation, Miami Beach
                Convention Center Project, Special
                Tax 8.63%, 12/01/07                $ 2,824,250
  5,000,000    Daytona Beach, Florida Water &
                Sewer, Ser. 1978, Rev. 6.75%,
                11/15/07                             5,850,000
  3,670,000    Greater Orlando Aviation Authority,
                Orlando Florida Airport Facilities,
                Ser. A, Rev., 6.50%, 10/01/1         4,059,937
  3,205,000    Hillsborough County Florida Aviation
                Authority, Tampa International
                Airport, Ser. B, Rev., 6.00%,
                10/01/18                             3,617,644

  4,425,000    Orange County, Florida Health
                Facilities Authority, Orlando
                Regional Health Care, Ser. A, Rev.,
                6.25%, 10/01/12                      5,110,875
  2,310,000    Orange County, Florida Health
                Facilities Authority, Orlando
                Regional Health Care, Ser. C, Rev.,
                6.25%, 10/01/12                      2,670,938
  3,000,000    Orange County, Florida Tourist
                Development, Ser. A, Rev., 6.50%,
                10/01/10                             3,330,000
  5,000,000    Orange County, Florida, Tourist
                Development Tax, Rev., 5.00%,
                10/01/19                             4,937,500
                                                    ----------
                                                    37,235,194
                                                    ----------
              Georgia -- 8.5%
  5,000,000    Burke County, Georgia, Development
                Authority PCR, Oglethorpe Power
                Co., Bogtle, Rev., 8.00%, 01/01/2    5,956,250
 10,000,000    Dalton, Georgia, Development
                Authority, Rev., 5.50%, 08/15/26      10,762,500

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$ 7,660,000    De Kalb County, Georgia, Housing
                Authority Apartment Development,
                Fox Hollow Apartment, Rev.
                7.00%, 08/15/22                      $8,713,250
     15,000    Georgia State Residential Financing
                Authority Single Family Insured
                Mortgage, Ser. A, Rev. 8.40%,
                12/01/18                                 15,131
  5,000,000    Metropolitan Atlanta Rapid Transit
                Authority, Georgia, Second
                Indenture, Ser. A, Rev., 6.90%,
                07/01/20                              5,837,500
 10,485,000    Metropolitan Atlanta Rapid Transit
                Authority, Georgia, Ser. P, Rev.,
                6.25%, 07/01/20                      12,188,813
 17,500,000    Richmond County, Georgia, Board of
                Education, GO, 5.95%, 11/01/26       17,550,750
                                                     ----------
                                                     61,024,194
                                                     ----------
              Hawaii -- 0.8%
  5,000,000    Honolulu, Hawaii City & County,
                Ser. A, GO, 7.35%, 07/01/08           6,162,500
                                                     ----------
              Illinois -- 0.9%
    862,000    Illinois Health Facilities Authority,
                Refunded, Ser. A, Rev., 7.90%,
                08/15/03                                999,920
  1,736,000    Illinois Health Facilities Authority,
                Balance, Ser. A, Rev., 7.90%,
                08/15/03                              1,761,588
  3,250,000    Illinois Housing Development
                Authority, Multi-Family, Ser.
                1991-A, Rev., 8.25%, 07/01/16         3,534,375
                                                     ----------
                                                      6,295,883
                                                     ----------
              Kentucky -- 1.3%
 8,000,000    Louisville & Jefferson County,
              Kentucky, Metropolitan Sewer
              District & Drain System, Ser. A,
              Rev., 6.50%, 05/15/24                   9,180,000
                                                     ----------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                               Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
               Louisiana -- 1.4%
 $4,000,000     Orleans Parish, Louisiana School
                 Board, GO, 7.50%, 09/01/20         $4,720,000
  2,000,000     Orleans Parish, Louisiana School
                 Board, Rev., 8.85%, 02/01/06        2,627,500
  2,000,000     Orleans Parish, Louisiana School
                 Board, Rev., 8.90%, 02/01/07        2,650,000
                                                    ----------
                                                     9,997,500
                                                    ----------
               Massachusetts -- 3.2%
  3,500,000     Chelsea, Massachusetts, School
                 Project Loan Act 1948, GO,
                 6.50%, 06/15/12                     3,911,250
  2,750,000     Haverhill, Massachusetts, Unlimited
                 Tax, Ser. A, GO, 7.00%, 06/15/12    3,110,937
  7,000,000     Massachusetts Bay Transportation
                Authority, General Transportation
                 Systems, Ser. C, Rev., 5.00%,
                 03/01/24                            6,746,250
  7,000,000     Massachusetts State, Consolidated
                 Loan, Ser. C, GO, 5.00%,
                 08/01/17                            6,895,000
  2,015,000     South Essex, Massachusetts, Sewer
                 District, Ser. B, GO, 6.75%,
                 06/01/15                            2,332,363
                                                    ----------
                                                    22,995,800
                                                    ----------
               Michigan -- 1.8%
  8,750,000     Michigan, Western Michigan
                 University, Rev., 5.13%, 11/15/17   8,717,188
  4,000,000     Royal Oak, Michigan, Hospital
                 Financing Authority, William
                 Beaumont Hospital, Rev., 5.25%,
                 01/01/20                            3,985,000
                                                    ----------
                                                    12,702,188
                                                    ----------
               Montana -- 1.5%
  2,320,000     Montana State, Long Range Building
                 Program, Ser. B, GO 4.50%,
                 08/01/15                            2,215,600

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$ 2,435,000    Montana State, Long Range Building
                Program, Ser. B, GO 4.50%,
                08/01/16                             $2,307,162
  2,555,000    Montana State, Long Range Building
                Program, Ser. C, GO 4.50%,
                08/01/17                              2,401,700
  2,005,000    Montana State, Long-Range Building
                Program, Ser. D, GO, 5.38%,
                08/01/13                              2,075,175
  2,120,000    Montana State, Long-Range Building
                Program, Ser. D, GO, 5.38%,
                08/01/14                              2,186,250
                                                     ----------
                                                     11,185,887
                                                     ----------
              New Jersey -- 8.1%
  5,215,000    New Jersey Economic Development
                Authority, Educational Testing
                Service, Ser. B, Rev., 6.25%,
                05/15/25                              5,769,094
  1,500,000    New Jersey Sports & Exposition,
                State Guaranteed, Rev., 8.30%,
                01/01/03                              1,771,875
  3,470,000    New Jersey Sports & Exposition, Ser.
                A, Rev., 6.50%, 03/01/19              3,790,975
  5,000,000    New Jersey State Highway Authority,
                Garden State Parkway General,
                Rev., 6.20%, 01/01/10                 5,687,500
  5,000,000    New Jersey State Transportation Trust
                Fund Authority, Transportation
                Systems, Ser. B, Rev. 6.50%,
                06/15/10                              5,962,500
 11,460,000    New Jersey State, Educational
                Facilities Authority, Higher
                Education Facilities Trust Fund,
                Ser. A, Rev., 5.75%, 04/01/18        11,918,400
 15,700,000    New Jersey State, Ser. D, GO, 8.00%,
                02/15/07                             19,899,750

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
$    20,000    New Jersey Wastewater Treatment
                Trust, Insured, Ser. A, Rev. 7.38%,
                05/15/07                           $    20,534
  1,730,000    New Jersey Wastewater Treatment
                Trust, Ser. A, Rev. 7.38%,
                05/15/07                             1,777,108
  1,600,000    North Bergen Township, New Jersey,
                GO, 5.00%, 08/15/12                  1,632,000
                                                    ----------
                                                    58,229,736
                                                    ----------
              New York -- 23.6%
  1,450,000    Albany County, New York, South
                Mall, Ser. P, Rev., 9.70%, 10/01/98  1,499,126
  2,250,000    Dutchess County, New York Resource
                Recovery Agency, Solid Waste
                Management, Ser. A, Rev. 7.50%,
                01/01/09                             2,418,750
  3,450,000    Metropolitan Transportation
                Authority of New York, Commuter
                Facilities, Ser. A, Rev., 6.00%,
                07/01/16                             3,782,063
  3,000,000    Nassau County, New York, IDA,
                Civic Facilities, Hofstra University
                Project, Rev., 6.75%, 08/01/11       3,281,250
  5,000,000    New York City, New York Trust
                Cultural Resources, Solomon R
                Guggenheim Foundation, Ser. A,
                Rev. 7.25%, 12/01/15                 5,437,500
  3,500,000    New York City, New York, Industrial
                Development Agency, Brooklyn
                Navy Yard Cogen Partners, Rev.,
                6.20%, 10/01/22                      3,880,625
 10,000,000    New York City, New York, Municipal
                Water Financing Authority Water
                & Sewer Systems, Ser. B, Rev.,
                5.75%, 06/15/26                     10,537,500
 12,000,000    New York City, New York, Ser A,
                GO, 6.25%, 08/01/08                 13,605,000

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                               Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
$ 4,500,000     New York State Dorm Authority,
                 Rochester University, Ser. A, Rev.,
                 6.40%, 07/01/13                    $4,983,750
  2,500,000     New York State Dorm Authority,
                 Rockefeller University, Rev. 7.38%,
                 07/01/14                            2,578,175
  9,390,000     New York State Dorm Authority,
                 State University Educational
                 Facilities, Ser. B, Rev., 5.25%,
                 05/15/10                            9,836,025
  2,000,000     New York State Energy Research &
                 Development Authority, PCR,
                 Central Hudson Gas, Ser. B-1,
                 Rev., 7.38%, 10/01/14               2,157,500
  6,000,000     New York State Energy Research &
                 Development Authority, PCR,
                 Niagara Mohawk Power Corp., Ser.
                 A, Rev., 7.20%, 07/01/29            6,937,500
  2,000,000     New York State Environmental
                 Facilities Corp., PCR, State Water
                 Revolving Fund, Ser. B, Rev.,
                 7.10%, 09/15/11                     2,180,000
  2,650,000     New York State Environmental
                 Facilities Corp., PCR, State Water
                 Revolving Fund, Ser. D, Rev.,
                 6.85%, 11/15/11                     3,037,563
  3,000,000     New York State Environmental
                 Quality, GO 6.50%, 12/01/14         3,345,000
    655,000     New York State Housing Finance
                 Agency, Health Facilities, Monroe
                 County, Ser. A, Rev., 7.63%,
                 05/01/05                              700,031
  4,000,000     New York State Housing Finance
                 Agency, State University
                 Construction, Ser. A, Rev., 7.90%,
                 11/01/06                            4,800,000

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$ 5,500,000     New York State Local Government
                 Assistance Corp., Rev., 7.00%,
                 04/01/10                            $6,070,625
  2,340,000     New York State Local Government
                 Assistance Corp., Ser. A, Rev.,
                 7.00%, 04/01/08                      2,635,425
  3,000,000     New York State Local Government
                 Assistance Corp., Ser. D, Rev.,
                 7.00%, 04/01/11                      3,378,750
  2,780,000     New York State Medical Care
                 Facilities Financing Agency,
                 Hospital & Nursing Home,
                 Insured Mortgage, Ser. C, Rev.,
                 6.25%, 08/15/12                      2,964,175
  4,000,000     New York State Medical Care
                 Facilities Financing Agency,
                 Montefiore Medical Center, Insured
                 Mortgage, Ser. A, Rev., 5.75%,
                 02/15/25                             4,155,000
  2,000,000     New York State Medical Care
                 Facilities Financing Agency, Special
                 Obligation, Mental Health Services
                 Facilities Improvement, Ser. A,
                 Rev., 8.30%, 05/01/04                2,447,500
  4,000,000     New York State Mortgage Agency,
                 Homeownership Mortgage, Ser. JJ,
                 Rev., 7.50%, 10/01/17                4,195,000
  3,000,000     New York State Thruway Authority,
                 General Purpose, Ser. C, Rev.,
                 5.63%, 04/01/08                      3,255,000
  5,500,000     New York State Thruway Authority,
                 General Purpose, Ser. C, Rev.,
                 6.00%, 01/01/15                      5,974,375
  4,085,000     New York State, GO 6.30%,
                 09/15/10                             4,432,225
  4,100,000     New York State, GO 6.30%,
                 09/15/11                             4,448,500

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------------
 $6,270,000    Port Authority, New York & New
                Jersey, Consolidated 78th Ser., Rev.,
                6.50%, 04/15/11                      $ 6,740,250
  1,100,000    Port Authority, New York & New
                Jersey, Consolidated Bonds, 52nd
                Ser., Rev., 9.00%, 11/01/14            1,186,625
 16,000,000    Port Authority, New York & New
                Jersey, Consolidated Ninety-Third
                Ser., Rev., 6.13%, 06/01/94           18,520,000
  4,000,000    Port Authority, New York & New
                Jersey, Consolidated One Hundred
                Ninth Ser. Rev., 5.38%, 01/15/32       4,070,000
    285,000    Suffolk County, New York Water
                Authority, Waterworks, Balance
                1993, Rev. 7.38%, 06/01/12               295,947
  9,000,000    Triborough Bridge & Tunnel
                Authority, New York, Convention
                Center Project, Ser. E, Rev. 7.25%,
                01/01/10                              10,867,500
                                                     -----------
                                                     170,634,255
                                                     -----------
              North Dakota -- 0.9%
  5,000,000    Mercer County, North Dakota, PCR,
                Antelope Valley Station, Rev.,
                7.20%, 06/30/13                        6,237,500
                                                     -----------
              Ohio -- 1.7%
  7,000,000    Cleveland Ohio Public Power System
                First Mortgage--Ser. A, Rev.,
                7.00%, 11/15/24                        8,260,000
  4,000,000    Ohio Housing Financing Agency,
                Mortgage, Residential, Ser. C, Rev.,
                5.75%, 09/01/28                        4,110,000
                                                     -----------
                                                      12,370,000
                                                     -----------
              Oklahoma -- 1.2%
  3,000,000    Grand River Dam Authority,
                Oklahoma, Rev., 5.50%, 06/01/09        3,273,750

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$ 5,000,000    Tulsa, Oklahoma, Metropolitan
                Utility Authority, Rev., 5.75%,
                09/01/19                             $5,275,000
                                                     ----------
                                                      8,548,750
                                                     ----------
              Oregon -- 3.4%
    300,000    Oregon State, GO, 11.00%,
                12/01/98                                316,134
  5,780,000    Oregon State, Higher Education
                Building, Ser. A, GO, 6.45%,
                08/01/24                              6,581,975
  6,300,000    Portland, Oregon, Sewer Systems, Ser.
                A, Rev., 5.00%, 06/01/14              6,300,000
 11,565,000    Portland, Oregon, Sewer Systems, Ser.
                A, Rev., 5.00%, 06/01/15             11,492,719
                                                     ----------
                                                     24,690,828
                                                     ----------
              Pennsylvania -- 0.6%
  3,885,000    Pennsylvania State Higher Education
                Assistance Agency, Student Loan,
                Ser. A, Rev., 6.80%, 12/01/00         4,142,381
                                                     ----------
              Puerto Rico -- 5.9%
  2,500,000    Puerto Rico Commonwealth, GO,
                6.25%, 07/01/11                       2,903,125
  3,000,000    Puerto Rico Commonwealth,
                Aqueduct & Sewer Authority, Ser.
                A, Rev., 7.88%, 07/01/17              3,101,220
  1,500,000    Puerto Rico Commonwealth,
                Highway & Transportation
                Authority, Refunded Balance, Ser.
                T, Rev., 6.63%, 07/01/18              1,676,250
 16,000,000    Puerto Rico Commonwealth,
                Highway & Transportation
                Authority, Ser. A, Rev., 4.75%,
                07/01/38                             14,760,000
  5,000,000    Puerto Rico Electric Power Authority,
                Ser. Y, Rev., 7.00%, 07/01/07         6,037,500

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
 $6,675,000     Puerto Rico Industrial, Medical &
                 Environmental PCFA, PepsiCo Inc.
                 Project, Ser. A, Rev., 6.25%,
                 11/15/13                            $7,342,500
  3,000,000     Puerto Rico Industrial, Medical &
                 Environmental PCFA, Warner
                 Lambert Co. Project, Rev., 7.60%,
                 05/01/14                             3,210,000
  3,000,000     Puerto Rico Public Buildings
                 Authority, Guaranteed,
                 Government Facilities, Ser. A, Rev.,
                 6.25%, 07/01/11                      3,480,000
                                                     ----------
                                                     42,510,595
                                                     ----------
               South Carolina -- 3.2%
  1,080,000     Piedmont Municipal Power Agency,
                 South Carolina Electric, Ser. A,
                 Rev., 5.25%, 01/01/12                1,129,950
  6,000,000     Richland County, South Carolina
                 School District No. 001, GO,
                 4.63%, 03/01/22                      5,565,000
  4,050,000     South Carolina Housing Finance &
                 Development Authority, Ser. B,
                 Rev., 7.80%, 07/01/09                4,201,875
  2,000,000     South Carolina State Housing Finance
                 & Development Authority,
                 Homeownership Mortgage
                 Purchase, Ser. B, Rev., 7.88%,
                 07/01/15                             2,077,500
  5,000,000     South Carolina State Public Service
                 Authority, Ser. A, Rev., 6.25%,
                 01/01/22                             5,518,750
  5,000,000     Spartanburg, South Carolina,
                 Waterworks, Rev., 5.00%,
                 06/01/27                             4,900,000
                                                     ----------
                                                     23,393,075
                                                     ----------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------------
               South Dakota -- 0.6%
 $3,000,000     South Dakota Heartland Consumers
                 Power District, Rev., 7.00%,
                 01/01/16                             $3,592,500
    410,000     South Dakota State Building
                 Authority, Rev., 10.50%, 09/01/00       417,073
                                                      ----------
                                                       4,009,573
                                                      ----------
               Tennessee -- 0.4%
  3,000,000     Metropolitan Government of
                 Nashville & Davidson County,
                 Tennessee, Water & Sewer
                 Authority, Rev., 5.20%, 01/01/13      3,150,000
                                                      ----------
               Texas -- 5.9%
  6,245,000     Arlington, Texas Independent School
                 District, GO, 5.00%, 02/15/19         6,127,906
  6,540,000     Austin, Texas Utility System, Rev.,
                 5.13%, 11/15/17                       6,540,000
  6,500,000     Austin, Texas Utility System, Rev.,
                 6.00%, 11/15/13                       7,353,125
  2,000,000     Austin, Texas Utility System,
                 Combined, Ser. A, Rev., 9.50%,
                 05/15/15                              2,230,000
  2,000,000     Austin, Texas Utility System, Ser. A,
                 Big Book Entry, Rev., 8.00%,
                 11/15/16                              2,235,000
  2,115,000     Dallas-Fort Worth Texas Regional
                 Airport, Ser. A, Rev., 7.38%,
                 11/01/08                              2,477,194
  2,945,000     Dallas-Fort Worth Texas Regional
                 Airport, Ser. A, Rev., 7.38%,
                 11/01/09                              3,449,331
  2,000,000     Dallas-Fort Worth Texas Regional
                 Airport, Ser. A, Rev., 7.38%,
                 11/01/11                              2,342,500
  2,500,000     Houston, Texas Water Conveyance
                 System, Contract, Ser. F, COP
                7.20%, 12/15/05                       2,953,125

                       See notes to financial statements.
<

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                               Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
  2,000,000     Houston, Texas Water Conveyance
                 System, Contract, Ser. F, COP
                 7.20%, 12/15/06                    $ 2,392,500
  4,845,000     Texas State, Public Financing
                 Authority, Building, Ser. A, Rev.,
                 5.00%, 08/01/16                      4,845,000
                                                    -----------
                                                     42,945,681
                                                    -----------
               Utah -- 0.2%
  1,000,000     Sevier County, Utah School District
                 Sevier School District, GO, 9.20%,
                 05/01/03                             1,230,000
                                                    -----------
               Wisconsin -- 0.1%
    855,000     Wisconsin Housing & Economic
                 Development Authority, Home
                 Ownership, Ser. D, Rev. 7.90%,
                 09/01/05                               879,726
                                                    -----------
               Total Long Term Investments          719,418,814
               (Cost $678,464,558)
-------------------------------------------------------------------
Short-Term Investments -- 0.9%
-------------------------------------------------------------------
               Floating Rate Demand Note
  1,300,000     Texas Water Development Board, Ser.
                 A, FRDN 3.65%, 03/02/98              1,300,000
               (Cost $1,300,000)
-------------------------------------------------------------------

    Shares
-------------
              Money Market Funds
  3,363,188    Provident Municipal Money Market
                Fund                               3,363,188
  2,187,297    Provident Municipal Cash Money
                Market Fund                        2,187,296
                                                   ---------
              Total Money Market Funds
              (Cost $5,550,484)                    5,550,484
-------------------------------------------------------------------
              Total Short Term Investments
              (Cost $6,850,484)                    6,850,484
-------------------------------------------------------------------
              Total Investments--100.6%
              (Cost $685,315,042)               $726,269,298
-------------------------------------------------------------------


                       See notes to financial statements.

                                About Your Fund

                               CHASE VISTA SELECT
                       INTERMEDIATE TAX FREE INCOME FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                  Income exempt from federal taxes*

Primary investments:        Municipal bonds

Suggested investment
time frame:                 3-5 years minimum

Market benchmark:           Lehman Municipal Bond Index
                            Lehman 10 Year Municipal Bond Index

Lipper Funds category:      Lipper Intermediate Municipal Debt
                            Funds Average

Inception date:             1/1/97

Newspaper symbol:           IntmdTF


As of February 28, 1998

Net assets:                 $660.8 Million

Average maturity:           7.2 years

Average duration:           5.2 years

Average quality:            Aa/AA

--------------------------------------------------------------------------------
* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

                                About Your Fund

                               CHASE VISTA SELECT
                       INTERMEDIATE TAX FREE INCOME FUND

PERFORMANCE

Chase Vista Select Intermediate Tax Free Income Fund, which seeks to provide monthly dividends which are excluded from federal income tax through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 4.41% for the six month period ended February 28, 1998. This compares to a return of 4.07% for the Lipper Intermediate Term Municipal Debt Funds Average and 5.04% for the unmanaged Lehman 10-Year Municipal Bond Index.


STRATEGY

In attempting to deliver high current tax-free income, your management team uses a relative value analysis to select individual securities, identify points of value on the yield curve and target sectors for investment. During this reporting period, however, high new supply levels and the narrowing of quality spreads that resulted made it difficult to shift among securities and sectors. Therefore, the management team focused on maintaining the higher than average coupon rates that provide for its primary objective, which is higher income.

As the market rallied in early January, the management team allowed the Fund's duration to run down and sold some bonds given its belief that the rally had gone too far. As yields subsequently rose, the Fund bought slightly-longer term bonds, but kept overall duration relatively short given the high yield levels in the intermediate part of the curve.

On a state level, the Fund was underweighted in New York due to extremely heavy supply and it also cut exposure to the Pacific Northwest given the potential economic impact of weakening Pacific Rim economies on the region. The Fund did take advantage of price-compression opportunities in states such as Kansas, which normally trade at a price premium, buying these bonds at relatively-attractive prices.

OUTLOOK

As the period ended, the supply of new issues had begun to shrink to more manageable levels, creating a better supply and demand picture. This, combined with the expectation that interest rates will fall later in the year, has led the management team to begin carefully increasing the Fund's duration, with an eye on the potential for volatility in rates over the short term. Given the shape of the yield curve, 15-year maturities have begun to look relatively attractive and the Fund expects to continue to selectively invest in this area. Overall, state finances continue to improve and, with supply decreasing, the management team has a positive outlook for the next six months.

                                About Your Fund

                              CHASE VISTA SELECT
                       INTERMEDIATE TAX FREE INCOME FUND

------------------------------- [PIE CHART] ------------------------------------

              CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                            Investments    98.6%
                            Cash/Other      1.4%

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/98+
--------------------------------------------------------------------------------

                        One Year                            8.03%
                        Five Years                          5.73%
                        Ten Years                           7.72%

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                About Your Fund

                              CHASE VISTA SELECT
                       INTERMEDIATE TAX FREE INCOME FUND


-------------------------------- [LINE CHART] ----------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
             CHASE VISTA SELECT INTERMEDIATE TAX FREE INCOME FUND+
                             AND ITS KEY BENCHMARKS

               Chase Vista                                    Lipper
                  Select                      Lehman       Intermediate
               Intermediate                  10 Year           Muni
                 Tax Free    Lehman Muni       Muni         Debt Funds
               Income Fund    Bond Index    Bond Index         Avg.
               -----------    ----------    ----------     ------------
         2/88      10000        10000         10000          10000
         2/89      10630        10619         10494          10445
         2/90      11631        11709         11517          11287
         2/91      12742        12788         12618          12220
         2/92      13918        14066         13806          13281
         2/93      15926        16004         15840          14898
         2/94      16689        16889         16682          15595
         2/95      17045        17207         17022          15846
         2/96      18777        19109         19017          17273
         2/97      19478        20162         20026          17984
         2/98      21042        22008         21825          19257

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman 10 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average for the ten years ended February 28, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman 10 Year Municipal Bond Index is a total return benchmark for the intermediate-term, investment grade tax-exempt bond market. Bonds included in the Lehman 10 Year Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper Intermediate Municipal Debt Funds Average represents the performance of 147 actively-managed tax-exempt intermediate municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. It the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited)

  Principal
   Amount    Issuer                                 Value
-----------------------------------------------------------------
Long-Term Municipal Bonds -- 99.4%
-----------------------------------------------------------------
              Alabama -- 0.9%
 $  660,000    Alabama State, GO, 7.00%, 08/01/05   $ 718,575
  3,875,000    Alabama State, Public School &
                College Authority, Capital
                Improvement, Rev., 5.00%,
                11/01/04                            4,073,593
  1,320,000    Shelby County, Alabama Board of
                Education, Capital Outlay School,
                Warrants 5.70%, 02/01/09            1,423,950
                                                    ---------
                                                    6,216,118
                                                    ---------
              Alaska -- 0.3%
  2,000,000    Anchorage, Alaska, Ser. B, GO,
                6.00%, 10/01/04                     2,202,500
                                                    ---------
              Arizona -- 0.6%
  3,000,000    Maricopa County, Arizona School
                District No. 4, Mesa Unit, Ser. A,
                GO, 5.50%, 07/01/09                 3,221,250
    660,000   Phoenix, Arizona Street & Highway
               User, Rev., 6.75%, 07/01/99            685,575
                                                    ---------
                                                    3,906,825
                                                    ---------
              California -- 0.9%
  5,000,000    Los Angeles County, California Public
                Works Financing Authority,
                Regional Park & Open Space
                District, Rev., 6.00%, 10/01/08     5,618,750
                                                    ---------
              Colorado -- 0.7%
 4,000,000     Eagle Garfield & Routt Counties
                Colorado School District No. Re
                50J, GO, 6.13%, 12/01/09            4,440,000
                                                    ---------
              Connecticut -- 1.0%
  1,320,000    Connecticut State Housing Finance
                Authority, Housing Mortgage
                Financing Program, Ser. B4--Sub.
                B4, Rev. 6.80%, 11/15/98            1,342,862

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                               Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
 $4,735,000     Connecticut State Special Tax
                 Obligation, Transportation
                 Infrastructure, Ser. A, Rev. 5.40%,
                 06/01/09                           $5,007,262
                                                    ----------
                                                     6,350,124
                                                    ----------
               Delaware -- 0.1%
    635,000     Delaware Transportation Authority,
                 Transportation System, Rev.,
                 5.63%, 07/01/05                       678,656
                                                    ----------
               Florida -- 3.8%
  2,000,000     Dade County Florida Aviation, Ser.
                 B, Rev. 6.40%, 10/01/06             2,272,500
    660,000     Florida School Boards Association
                 Inc., Orange County School Board
                 Project, Rev., 6.25%, 07/01/05        694,650
  2,000,000     Florida State Department of
                 Corrections COP, Okeechobee
                 Correctional, COP 6.00%,
                 03/01/08                            2,222,500
  2,520,000     Florida State, Board of Education
                 Capital Outlay Public Education,
                 Ser. B, GO, 6.50%, 06/01/01         2,709,000
  3,585,000     Florida State, Board of Education
                 Capital Outlay Public Education,
                 Ser. B, GO, 6.50%, 06/01/04         4,037,606
  2,235,000     Florida State, Board of Education
                 Capital Outlay Public Education,
                 Ser. B, GO, 6.50%, 06/01/05         2,547,900
  4,425,000     Florida State, Board of Education
                 Capital Outlay Public Education,
                 Ser. B, GO, 6.50%, 04/01/06         5,099,813
  2,675,000     Florida State, Broward County
                 Expressway Authority, Ser. A, GO,
                 6.50%, 07/01/03                     2,699,904
  1,000,000     Tampa, Florida, Health Systems,
                 Catholic Health, Ser. A-1, Rev.,
                 5.25%, 11/15/03                     1,051,250

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                    Value
-----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------------------
 $1,500,000     Tampa, Florida, Health Systems,
                 Catholic Health, Ser. A-3, Rev.,
                 5.50%, 11/15/03                        $ 1,595,625
                                                         ----------
                                                         24,930,748
                                                         ----------
               Georgia -- 1.6%
  2,000,000     Dalton, Georgia, Building Authority,
                 Northwest Georgia, Trade &
                 Convention, Rev. 7.10%, 07/01/11         2,220,000
  1,485,000     Fulco, Georgia, Hospital Authority,
                 Health Systems, Catholic Health
                 East, Ser. A, Rev. Anticipation
                 Certificates, Rev., 5.00%, 11/15/01      1,529,550
    660,000     Georgia State, Ser. A, GO, 6.00%,
                 03/01/04                                   723,525
  5,000,000     Municipal Electric Authority, Georgia,
                 Special Obligation, Sixth Crossover
                 Project #1, Rev., 7.00%, 01/01/08        6,000,000
                                                         ----------
                                                         10,473,075
                                                         ----------
               Hawaii -- 1.0%
    660,000     Hawaii County, Hawaii, Ser. A, GO,
                 5.20%, 05/01/04                            694,650
    660,000     Hawaii State, Ser. BP, GO, 5.75%,
                 08/01/08                                   670,157
  2,000,000     Honolulu, Hawaii, City & County,
                 Ser. A, GO, 7.35%, 07/01/06              2,417,500
  2,500,000     Honolulu, Hawaii, City & County,
                 Ser. A, GO, 7.30%, 07/01/03              2,865,625
                                                         ----------
                                                          6,647,932
                                                         ----------
               Illinois -- 3.8%
  1,500,000     Chicago, Illinois, Metropolitan Water
                 Reclamation District, Greater
                 Chicago Capital Improvement
                 Bonds, GO 7.00%, 01/01/08                1,798,125
  2,800,000     Chicago, Illinois, Sales Tax Rev., Rev.,
                 5.75%, 01/01/10                          3,045,000

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                  Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $6,055,000     Chicago, Illinois, O'Hare
                 International Airport, Passenger
                 Facilities Charge, Ser. A, Rev.
                 5.38%, 01/01/07                       $6,448,575
  3,350,000     Cook County, Illinois, Ser. A, GO
                 6.60%, 11/15/22                        3,760,375
  1,500,000     Cook County, Illinois, Ser. A, GO
                 6.38%, 11/15/05                        1,668,750
  5,000,000     Illinois Educational Facilities
                 Authority, Northwestern University,
                 Remarketed, Rev., 6.80%,
                 12/01/11                               5,543,750
  1,320,000     Illinois State, Rev., 5.50%, 08/01/06   1,420,650
    660,000     Illinois State, Rev., 6.40%, 08/01/01     693,000
    790,000     Kane County, Illinois Community
                 United School District No. 304,
                 Geneva, GO, 6.10%, 06/01/06              887,763
                                                       ----------
                                                       25,265,988
                                                       ----------
               Indiana -- 0.4%
  2,485,000     Indiana State Office Building
                 Community Facilities, Ser. A, Rev.,
                 5.00%, 07/01/04                        2,584,400
                                                       ----------
               Kansas -- 0.4%
  2,360,000     Wichita, Kansas, Water & Sewer
                Utilities, Rev., 7.75%, 10/01/02       2,711,050
                                                       ----------
               Kentucky -- 0.1%
    735,000     Owensboro Kentucky, Electric Light
                 & Power, Rev., 10.50%, 01/01/04          879,244
                                                       ----------
               Louisiana -- 0.2%
  1,275,000     Louisiana Public Facilities Authority,
                 Prerefunded, Tulane University, Ser.
                 A-1, Rev., 6.00%, 02/15/07             1,397,719
                                                       ----------
               Maryland -- 2.5%
  2,510,000     Anne Arundel County, Maryland,
                 Consolidate General Improvement,
                 GO 6.00%, 08/01/07                     2,811,200

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
$ 2,510,000    Anne Arundel County, Maryland,
                Consolidate General Improvement,
                GO 6.00%, 08/01/08                 $ 2,795,512
    660,000    Maryland State, First Ser., GO,
                6.80%, 03/01/03                        689,746
  2,390,000    Maryland State, Fourth Ser.--AL,
                GO, 7.00%, 10/15/02                  2,584,188
  3,535,000    Maryland State, Stadium Authority,
                Lease, Convention Center
                Expansion, Rev., 5.80%, 12/15/09     3,853,150
  3,335,000    Maryland State, Stadium Authority,
                Lease, Convention Center
                Expansion, Rev., 5.75%, 12/15/08     3,647,656
                                                    ----------
                                                    16,381,452
                                                    ----------
              Massachusetts -- 7.7%
  5,000,000    Chelsea, Massachusetts, School
                Project Loan Act 1948, GO
                5.90%, 06/15/08                      5,456,250
 11,360,000    Massachusetts Bay Transportation
                Authority, General Transportation
                Systems, Ser. A, Rev. 5.40%,
                03/01/08                            12,197,800
  1,000,000    Massachusetts Bay Transportation
                Authority, General Transportation
                Systems, Ser. A, Rev., 7.00%,
                03/01/08                             1,195,000
  3,650,000    Massachusetts Bay Transportation
                Authority, General Transportation
                Systems, Ser. D, Rev., 5.50%,
                03/01/05                             3,896,375
  3,600,000    Massachusetts State, Consolidated
                Loan, Ser. C, GO 6.70%,
                11/01/09                             4,158,000
  3,000,000    Massachusetts State, Housing Finance
                Agency, Residential Development,
                FNMA Collection, Ser. C, Rev.
                6.45%, 05/15/04                      3,262,500

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                  Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $4,215,000     Massachusetts State, Insured, Ser. A,
                 GO 5.00%, 08/01/01                   $ 4,336,181
  3,000,000     Massachusetts State, Ser. A, GO
                 6.00%, 07/01/05                        3,322,500
  4,400,000     Massachusetts State, Ser. B, GO,
                 6.50%, 08/01/08                        5,109,500
  3,165,000     Massachusetts State, Ser. B, GO
                 5.80%, 08/01/09                        3,434,025
  1,320,000     Massachusetts State, Water Research
                 Authority, Ser. A, Rev. 5.70%,
                 08/01/08                               1,430,550
  1,980,000     Southeastern Massachusetts University
                 Building Authority Project, Ser. A,
                 Rev., 5.90%, 05/01/09                  2,165,625
  1,000,000     Southeastern Massachusetts University
                 Building Authority Project, Ser. A,
                 Rev., 5.90%, 05/01/10                  1,087,500
                                                       ----------
                                                       51,051,806
                                                       ----------
               Michigan -- 0.8%
  3,565,000     Michigan State Underground Storage
                 Tank Final Assurance Authority,
                 Ser. I, Rev. 5.75%, 05/01/10           3,845,744
  1,000,000     Pontiac Michigan General Building
                 Authority, GO, 6.88%, 04/01/06         1,091,250
                                                       ----------
                                                        4,936,994
                                                       ----------
               Minnesota -- 2.5%
    990,000     Metropolitan Council, Minnesota,
                 Minneapolis-St. Paul Metropolitan
                 Area, Ser. D, GO 6.60%, 09/01/04       1,050,638
  7,500,000     Minnesota Public Facilities Authority,
                 Water Pollution Control, Rev.,
                 5.00%, 03/01/05                        7,884,375
  5,000,000     Minnesota State, GO 6.00%, 08/01/06     5,387,500
  2,000,000     Northern Municipal Power Agency
                 Minnesota Electric Systems, Ser. A,
                 Rev. 5.80%, 01/01/06                   2,180,000
                                                       ----------
                                                       16,502,513
                                                       ----------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                               Value
-----------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------------
              Montana -- 1.0%
$ 3,000,000    Montana State, Board Investment,
                Payroll Tax, Workers Compensation
                Project, Rev., 6.50%, 06/01/03    $ 3,345,000
  3,000,000    Montana State, Long Range Building
                Program, Ser. C, GO 5.00%,
                08/01/01                            3,097,500
                                                   ----------
                                                    6,442,500
                                                   ----------
              Nebraska -- 2.3%
  2,500,000    Omaha Public Power District,
                Nebraska Electric, Ser. A, Rev.,
                6.25%, 02/01/06                     2,725,000
    660,000    Omaha Public Power District,
                Nebraska Electric, Ser. A, Rev.,
                6.30%, 02/01/07                       720,225
 11,000,000    Omaha Public Power District,
                Nebraska Electric, Ser. C, Rev.,
                5.40%, 02/01/08                    11,797,500
                                                   ----------
                                                   15,242,725
                                                   ----------
              Nevada -- 1.7%
  1,500,000    Clark County, Nevada, GO 6.00%,
                06/01/02                            1,610,625
  2,670,000    Clark County, Nevada School
                District, Ser. A, GO 7.30%,
                03/01/99                            2,729,968
  1,000,000    Nevada State, Rev. 6.75%, 07/01/03  1,053,750
  1,660,000    Nevada State, Municipal Bond Book
                Project, No 20 A, GO 7.00%,
                07/01/00                            1,696,454
  1,000,000    Nevada State, Municipal Bond Book
                Project, No 20 A, GO 7.20%,
                07/01/02                            1,021,960
  1,000,000    Nevada State, Municipal Bond Book,
                GO 7.20%, 11/01/04                  1,096,250
  2,000,000    Nevada State, Ser. C, GO, 6.50%,
                05/01/05                            2,272,500
                                                   ----------
                                                   11,481,507
                                                   ----------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
               New Hampshire -- 1.4%
 $1,195,000     New Hampshire Municipal Bond
                 Bank, Ser. A, Rev. 7.10%,
                 07/15/99                            $1,232,917
  1,390,000     New Hampshire Municipal Bond
                 Bank, Ser. A, Rev. 7.30%,
                 07/15/01                             1,435,578
  4,535,000     New Hampshire Municipal Bond
                 Bank, Ser. C, Rev. 5.75%,
                 08/15/10                             4,920,475
  1,250,000     New Hampshire Municipal Bond
                 Bank, Ser. C, Rev. 5.75%,
                 08/15/11                             1,350,000
                                                     ----------
                                                      8,938,970
                                                     ----------
               New Jersey -- 10.5%
  2,000,000     Atlantic City, New Jersey, GO 7.05%,
                 01/01/01                             2,165,000
  3,245,000     Elizabeth, New Jersey, General
                 Improvement, GO, 6.25%,
                 08/15/08                             3,674,963
    955,000     New Jersey Economic Development
                 Authority, Market Transition
                 Facility, Sr. Lien, Ser. A, Rev.
                 5.80%, 07/01/08                      1,037,369
  8,800,000     New Jersey Economic Development
                 Authority, Market Transition
                 Facility, Sr. Lien, Ser. A, Rev.
                 5.80%, 07/01/09                      9,592,000
  1,000,000     New Jersey State, Educational
                 Facilities Authority, Institutional
                 Advanced Study, Ser. G, Rev.,
                 5.13%, 09/01/01                      1,037,500
  7,180,000     New Jersey State, Higher Educational
                 Facilities Authority, Higher
                 Educational Facilities Trust Fund,
                 Ser. A, Rev., 5.13%, 09/01/03        7,539,000


                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                   Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $5,000,000     New Jersey State, Transportation Trust
                 Fund, Ser. A, Rev., 6.00%,
                 06/15/01                               $ 5,300,000
  5,000,000     New Jersey State, Transportation Trust
                 Fund, Transportation Systems, Ser.
                 A, Rev. 6.50%, 06/15/05                  5,712,500
  7,000,000     New Jersey State, Transportation Trust
                 Fund, Transportation Systems, Ser.
                 B, Rev. 5.50%, 06/15/09                  7,525,000
  5,000,000     New Jersey State, Transportation Trust
                 Fund, Transportation Systems, Ser.
                 B, Rev. 6.25%, 06/15/03                  5,500,000
    870,000     New Jersey State, Turnpike Authority,
                 Rev. 10.38%, 01/01/03                    1,016,813
  2,545,000     New Jersey Wastewater Treatment
                 Trust, Insured, Ser. A, Rev. 7.00%,
                 05/15/06                                 3,022,188
  2,910,000     New Jersey Wastewater Treatment
                 Trust, Insured, Ser. A, Rev. 7.00%,
                 05/15/08                                 3,542,925
  3,120,000     New Jersey Wastewater Treatment
                 Trust, Insured, Ser. A, Rev. 7.00%,
                 05/15/09                                 3,818,100
  5,520,000     New Jersey Wastewater Treatment
                 Trust, Ser. C, Rev. 6.88%,
                 06/15/07                                 6,575,700
  2,000,000     Trenton, New Jersey, GO, 6.25%,
                 08/15/03                                 2,217,500
                                                         ----------
                                                         69,276,558
                                                         ----------
               New Mexico -- 0.4%
  2,075,000     Gallup, New Mexico, PCR, Plains
                 Electric Generation, Rev. 6.40%,
                 08/15/05                                 2,279,906
                                                         ----------
               New York -- 21.5%
  4,000,000     Metropolitan Transportation
                 Authority of New York,
                 Transportation Facilities, Ser. J,
                 Rev. 6.38%, 07/01/10                     4,435,000

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                  Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
 $5,000,000     Metropolitan Transportation
                 Authority of New York,
                 Transportation Facilities, Ser. K,
                 Rev. 6.25%, 07/01/05                  $5,606,250
  2,125,000     Municipal Assistance Corp. for City
                 of New York, New York, Ser. 68,
                 Rev. 7.30%, 07/01/08                   2,263,125
  3,030,000     Municipal Assistance Corp. for City
                 of New York, New York, Ser. E,
                 Rev., 6.00%, 07/01/05                  3,348,150
  1,130,000     Nassau County, New York, Combined
                 Sewer Districts, Ser. A, GO 6.70%,
                 07/01/05                               1,243,000
  1,125,000     Nassau County, New York, Combined
                 Sewer Districts, Ser. A, GO 6.75%,
                 07/01/06                               1,238,906
  2,260,000     Nassau County, New York, IDA,
                 Civic Facilities, Hofstra University
                 Project, Rev. 6.60%, 08/01/05          2,466,225
  4,000,000     Nassau County, New York, Ser. A,
                 GO 5.00%, 07/01/05                     4,175,000
  3,500,000     New York City, New York, Housing
                 Development Corp., Growth &
                 Income Sector, Residential, Royal,
                 Rev., 9.75%, 04/01/00                  3,941,875
  4,000,000     New York City, New York, Municipal
                 Assistance Corp., Sub. Ser. J, Rev.,
                 5.25%, 07/01/01                        4,145,000
  2,000,000     New York City, New York, Municipal
                 Assistance Corp., Sub. Ser. J, Rev.,
                 5.75%, 07/01/03                        2,147,500
  2,180,000     New York City, New York, Municipal
                 Assistance Corp., Ser. J, Rev.,
                 6.00%, 07/01/05                        2,408,900
  6,565,000     New York City, New York, Municipal
                 Assistance Corp., Ser. L, Rev.,
                 6.00%, 07/01/04                        7,196,881

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
 $1,085,000     New York State Dorm Authority,
                 Pooled Capital Program, Rev.
                 7.80%, 12/01/05                      $1,130,158
    690,000     New York State Dorm Authority,
                 State University Educational
                 Facilities, Ser. A, Rev. 7.00%,
                 05/15/02                                729,675
    165,000     New York State Dorm Authority,
                 State University Educational
                 Facilities, Ser. A, Rev. 7.00%,
                 05/15/03                                174,488
    205,000     New York State Dorm Authority,
                 State University Educational
                 Facilities, Ser. A, Rev. 7.00%,
                 05/15/04                                216,788
  3,455,000     New York State Dorm Authority,
                 State University Education, Ser. A,
                 Rev. 6.25%, 05/15/09                  3,856,644
  1,000,000     New York State Dorm Authority,
                 State University Education, Ser. A,
                 Rev. 7.00%, 05/15/03                  1,053,750
  2,000,000     New York State Dorm Authority, St.
                 John University, Rev. 6.70%,
                 07/01/04                              2,192,500
  6,000,000     New York State Environmental
                 Facilities Corp., PCR, State Water
                 Revolving Fund, New York City
                 Municipal, Ser. A, Rev. 5.75%,
                 06/15/08                              6,712,500
  1,000,000     New York State Environmental
                 Facilities Corp., PCR, State Water
                 Revolving Fund, Ser. A, Rev.
                 7.25%, 06/15/00                       1,072,500
  2,000,000     New York State Environmental
                 Facilities Corp., PCR, State Water
                 Revolving Fund, Ser. B, Rev.
                 6.70%, 09/15/04                       2,165,000

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                  Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
$ 1,200,000    New York State Environmental
                Facilities Corp., PCR, State Water
                Revolving Fund, Ser. D, Rev.
                6.55%, 03/15/08                       $1,302,000
    230,000    New York State Environmental
                Facilities Corp., Pollution Control,
                State Water, Revolving Fund, Ser.
                A, Rev., 6.90%, 06/15/02                 253,863
    770,000    New York State Environmental
                Facilities Corp., Pollution Control,
                State Water, Revolving Fund, Ser.
                A, Rev., 6.90%, 06/15/02                 851,813
    870,000    New York State Environmental
                Facilities Corp., Pollution Control,
                State Water, Revolving Fund, Ser. E
                Rev., 6.30%, 06/15/02                    949,388
  1,130,000    New York State Environmental
                Facilities Corp., Pollution Control,
                State Water, Revolving Fund, Ser.
                E, Rev., 6.30%, 06/15/02               1,230,288
  5,000,000    New York State Environmental
                Facilities Corp., Pollution Control,
                State Water, Sub-Revolving Fund,
                Ser. E, Rev., 5.50%, 06/15/04          5,350,000
  5,000,000    New York State Housing Finance
                Agency, Housing Project Mortgage,
                Ser. A, Rev. 5.40%, 11/01/05           5,275,000
  2,500,000    New York State Local Assistance
                Corp., Ser. C, Rev. 6.70%,
                04/01/04                               2,734,375
 10,000,000    New York State Local Government
                Assistance Corp., Ser. A, Rev.,
                5.50%, 04/01/05                       10,737,500
    660,000    New York State Local Government
                Assistance Corp., Ser. A, Rev.
                5.70%, 04/01/08                          712,800

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                              Value
-----------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------------
 $2,500,000     New York State Local Government
                 Assistance Corp., Ser. B, Rev.,
                 5.25%, 04/01/05                    $ 2,643,750
    180,000     New York State Medical Care
                 Facilities Financing Agency, Rev.
                 7.38%, 08/15/03                        189,139
    955,000     New York State Mortgage Agency,
                 Homeowner Mortgage, Ser. EE-3,
                 Rev. 7.70%, 10/01/10                 1,000,363
    735,000     New York State Power Authority,
                 General Purpose, Ser. C, Rev.
                 9.50%, 01/01/01                        780,938
  5,100,000     New York State Thruway Authority &
                 Bridge Trust Fund, , Ser. B, Rev.,
                 6.00%, 04/01/04                      5,597,250
  1,320,000     New York State Thruway Authority,
                 Highway & Bridge Trust Fund, Ser.
                 A, Rev. 5.30%, 04/01/07              1,405,800
  4,000,000     New York State Thruway Authority,
                 Highway & Bridge Trust Fund, Ser.
                 A, Rev. 5.60%, 04/01/07              4,315,000
  5,700,000     New York State Thruway Authority,
                 Highway & Bridge Trust Fund, Ser.
                 B, Rev. 6.00%, 04/01/08              6,270,000
  8,000,000     New York State Thruway Authority,
                 Service Contract, Local Highway &
                 Bridges, Rev., 5.00%, 04/01/02       8,190,000
  2,500,000     New York State Thruway Authority,
                 Service Contract, Local Highway &
                 Bridges, Rev., 5.25%, 04/01/03       2,596,875
  6,000,000     New York State, Ser. B, GO 5.60%,
                 08/15/07                             6,480,000
  5,000,000     New York State, Ser. B, GO 5.70%,
                 08/15/10                             5,343,750
  2,625,000     Pennsylvania, New York, Convention
                 Center Authority, Ser. A, Rev.,
                 6.60%, 09/01/00                      2,789,063

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
   Amount    Issuer                                   Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$  990,000    Westchester County, New York, IDA,
               Resource Recovery, Resco Co.
               Project, Ser. A, Rev., 5.60%,
               07/01/07                              $  1,058,062
                                                      -----------
                                                      141,976,832
                                                      -----------
             Ohio -- 3.6%
 2,000,000    Columbus, Ohio, Ser. 1, GO 6.80%,
               09/15/04                                 2,177,500
 3,490,000    Franklin County, Ohio, GO, 6.38%,
               12/01/20                                 3,825,913
 4,000,000    Montgomery County, Ohio, Solid
               Waste, Rev., 5.50%, 11/01/10             4,275,000
 3,360,000    Ohio State, Building Authority, Adult
               Correctional, Ser. A, Rev. 5.75%,
               10/01/08                                 3,628,800
 1,420,000    Ohio State, Building Authority, State
               Facilities, Administration Building
               Fund, Ser. A, Rev., 6.00%,
               10/01/06                                 1,586,850
 1,320,000    Ohio State, Higher Educational
               Facility, Higher Education Capital
               Facilities Bonds, Ser. 11-1990-A,
               Rev., 6.70%, 05/01/02                    1,414,050
 6,000,000    Ohio State, Turnpike Comm., Ser. A,
               Rev., 5.40%, 02/15/09                    6,397,500
   660,000    Olentangy Local School District,
               Ohio, Ser. A, GO, 5.85%,
               12/01/07                                   724,350
                                                      -----------
                                                       24,029,963
                                                      -----------
             Oregon -- 1.3%
 3,500,000    Washington County, Oregon School
               District, No. 003, Hillsboro, GO,
               6.00%, 11/01/08                          3,920,000
 4,590,000    Washington County, Oregon, Uni
               Sewer Agency, Sub Lien, Ser. One,
               Rev., 5.50%, 10/01/05                    4,962,937
                                                      -----------
                                                        8,882,937
                                                      -----------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                   Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
              Pennsylvania -- 1.4%
$ 2,690,000    Delaware County, Pennsylvania
                Authority, Catholic Health East,
                Ser. A, Rev., 5.50%, 11/15/02         $ 2,827,863
  6,190,000    Pennsylvania State, GO, 5.13%,
                09/15/02                                6,468,550
                                                       ----------
                                                        9,296,413
                                                       ----------
              Puerto Rico -- 3.6%
 10,000,000    Puerto Rico Commonwealth, GO,
                5.50%, 07/01/08                        10,900,000
  5,500,000    Puerto Rico Commonwealth, GO,
                5.50%, 07/01/09                         5,988,125
  5,000,000    Puerto Rico Electric Power Authority,
                Ser. M, Rev., 6.90%, 07/01/98           5,054,250
  1,740,000    Puerto Rico Industrial Medical &
                Environmental PCFA , Renasa Inc.,
                Squibb Corp. Project, (AFICA),
                Rev., 6.50%, 07/01/04                   1,756,478
                                                       ----------
                                                       23,698,853
                                                       ----------
              Rhode Island -- 1.6%
  5,120,000    Rhode Island State, Construction
                Capital Development Loan, GO,
                5.25%, 08/01/03                         5,382,400
  5,000,000    Rhode Island State, Ser. A, GO,
                6.10%, 06/15/03                         5,437,500
                                                       ----------
                                                       10,819,900
                                                       ----------
              South Carolina -- 0.1%
    660,000    South Carolina State, Ser. W, GO,
                6.30%, 05/01/04                           704,550
                                                       ----------
              Tennessee -- 0.4%
  2,170,000    Memphis, Tennessee, Ser. A, GO
                6.40%, 07/01/04                         2,221,538
    660,000    Shelby County, Tennessee, School
                Bonds, GO, 5.63%, 03/01/07                692,175
                                                       ----------
                                                        2,913,713
                                                       ----------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                  Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
              Texas -- 9.7%
$   440,000    Arlington, Texas, Independent School
                District, School Building &
                Referendum, GO 7.00%,
                08/15/98                             $  446,498
  2,000,000    Conroe, Texas, Independent School
                District, Prerefunded, Lot A-1997,
                GO 6.00%, 08/01/15                     2,135,000
 10,000,000    Houston, Texas, Water & Sewer
                Systems, Ser A, Rev., 6.20%,
                12/01/25                              11,312,500
  5,000,000    Houston, Texas, Water & Sewer
                Systems, Ser. B, Rev., 6.40%,
                12/01/09                               5,525,250
  2,550,000    North East Independent School
                District, Texas, GO, 6.50%,
                02/01/04                               2,849,625
  4,000,000    San Antonio, Texas, GO, 8.00%,
                08/01/01                               4,495,000
  5,000,000    Tarrant County, Texas, Health
                Facilities Development Corp., Texas
                Health Resources Systems, Ser. A,
                Rev., 5.50%, 02/15/06                  5,356,250
  6,500,000    Texas A & M University Permanent
                University Fund, Rev., 5.40%,
                07/01/03                               6,906,250
  7,665,000    Texas A&M University, Financing
                Systems, Rev., 6.00%, 05/15/04         8,421,918
    660,000    Texas State, Public Financing
                Authority, GO, 6.50%, 10/01/05           700,425
  7,500,000    Texas State, Ser. A, GO, 6.00%,
                10/01/09                               8,456,250
  1,320,000    Texas Water Development Board,
                State Revolving Fund, Sr. Lien,
                Rev., 6.20%, 07/15/05                  1,448,700
  6,090,000    Travis County Texas, Certificates of
                Obligation, GO 5.00%, 03/01/02         6,272,700
                                                      ----------
                                                      64,326,366
                                                      ----------


                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                    Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
               Vermont -- 2.5%
 $4,100,000     Burlington, Vermont, Electric, Ser. A,
                 Rev. 6.38%, 07/01/09                   $ 4,750,875
  3,475,000     Vermont Municipal Bond Book, Ser.
                 1, Rev., 5.40%, 12/01/07                 3,735,625
  3,510,000     Vermont State, Ser. A, GO, 6.40%,
                 01/15/08                                 3,970,687
  3,510,000     Vermont State, Ser. A, GO, 6.50%,
                 01/15/09                                 3,979,462
                                                         ----------
                                                         16,436,649
                                                         ----------
               Virginia -- 1.0%
  5,515,000     Chesapeake Bay Bridge & Tunnel
                 Commonwealth of Virginia,
                 General Resolution, Rev. 5.75%,
                 07/01/08                                 6,052,712
    660,000     Norfolk, Virginia, GO 6.75%,
                 10/01/00                                   684,710
                                                         ----------
                                                          6,737,422
                                                         ----------
               Washington -- 2.3%
  3,900,000     King County, Washington, Ser. A,
                 GO, 7.00%, 12/01/07                      4,202,250
  3,025,000     Snohomish County, Washington,
                 Public Utility District No. 001, Ser.
                 B, Rev., 6.40%, 01/01/00                 3,149,781
  1,800,000     Snohomish County, Washington, Ser.
                 A, GO, 6.00%, 12/01/05                   2,002,500
  2,125,000     Washington State, Ser. A, GO,
                 6.30%, 03/01/05                          2,257,812
  3,300,000     Washington State, Ser. C, GO,
                 6.50%, 01/01/04                          3,687,750
                                                         ----------
                                                         15,300,093
                                                         ----------
               Wisconsin -- 3.8%
  2,850,000     Milwaukee County, Wisconsin, Ser.
                 A, GO 5.25%, 10/01/01                    2,971,125
  4,625,000     Milwaukee County, Wisconsin, Ser.
                 A, GO 6.50%, 12/01/05                    5,006,563

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                   Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $3,200,000     Wisconsin State, Clean Water, Ser. 1,
                 Rev., 6.75%, 06/01/08                  $ 3,512,000
  4,930,000     Wisconsin State, Ser. A, GO, 5.80%,
                 05/01/01                                 5,188,825
  6,145,000     Wisconsin State, Ser. B, GO, 7.00%,
                 05/01/04                                 7,059,068
    990,000     Wisconsin State, Ser. E, GO, 6.55%,
                 05/01/00                                 1,004,345
                                                        -----------
                                                         24,741,926
---------------------------------------------------------------------
               Total Long Term Investments              656,703,677
               (Cost $619,915,142)
---------------------------------------------------------------------
Short-Term Investments -- 1.1%
---------------------------------------------------------------------
               Floating Rate Demand Note
               Illinois
  2,100,000     Chicago, Illinois, O'Hare
                 International Airport, American
                 Airlines, Ser. A, FDRN., 3.65%
                 03/02/98                                 2,100,000
                                                        -----------
               (Cost $2,100,000)
---------------------------------------------------------------------


    Shares
---------------------------------------------------------------------
              Money Market Funds
  2,120,654    Provident Municipal Cash Money
                Market Fund                          2,120,653
  2,863,185    Provident Municipal Money Market
                Fund                                 2,863,185
                                                     ---------
              Total Money Market Funds               4,983,838
              (Cost $4,983,838)
=====================================================================
              Total Short Term Investments           7,083,838
              (Cost $7,083,838)
=====================================================================
              Total Investments--100.5%           $663,787,515
              (Cost $626,998,980)
=====================================================================

                       See notes to financial statements.

                                About Your Fund

                               CHASE VISTA SELECT
                   NEW YORK INTERMEDIATE TAX FREE INCOME FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

Objective:                     Income exempt from federal, New York
                               state and New York City taxes*

Primary investments:           New York municipal bonds

Suggested investment
time frame:                    3-5 years minimum

Market benchmark:              Lehman Municipal Bond Index

Lipper Funds category:         New York Intermediate Municipal Debt
                               Funds Average

Inception date:                1/1/97

Newspaper symbol:              NY TF


As of February 28, 1998

Net assets:                    $253.6 Million

Average maturity:              9.4 years

Average duration:              5.8 years

Average quality:               Aa/AA

--------------------------------------------------------------------------------
* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

                                About Your Fund

                               CHASE VISTA SELECT
                   NEW YORK INTERMEDIATE TAX FREE INCOME FUND

PERFORMANCE

Chase Vista Select New York Intermediate Tax Free Income Fund, which seeks to provide triple tax-exempt income through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 4.17% for the six month period ended February 28, 1998. This compares to a return of 4.01% for the Lipper New York Intermediate Municipal Debt Funds Average and 5.04% for the unmanaged Lehman Municipal Bond Index.

STRATEGY

In attempting to deliver high current tax-free income, your management team uses a relative value analysis to select individual securities, identify points of value on the yield curve and target sectors for investment. During this reporting period, however, high new supply levels and the narrowing of quality spreads that resulted made it difficult to shift among securities and sectors. Therefore, the management team took advantage of the opportunity to upgrade the portfolio from a credit and call protection standpoint, without giving up significant yield.

In early 1998, concerns about the effect of el-nino related storms caused property casualty insurance companies to shore up their reserves and effectively cut back on their traditional purchases in the 15-year area of the yield curve. As a result, the management team adopted a barbell-type approach that avoided this maturity range. In other major moves, the Fund increased its exposure to New York City obligations, which proved beneficial when the City's bonds received credit upgrades in February. The Fund also took an overweight position in Puerto Rico general obligation and power bonds, earning relatively-attractive yields that are exempt from New York City and New York State taxes.

OUTLOOK

As the period ended, the supply of new issues had begun to shrink to more manageable levels, creating a better supply and demand picture. This, combined with the expectation that interest rates will fall later in the year, has led the management team to begin carefully increasing the Fund's duration, with an eye on the potential for volatility in rates over the short term. The management team is also considering reducing its overweight position in New York City obligations given the recent compression in spreads. Overall, municipal finances throughout New York continue to improve and, with supply decreasing, the management team has a positive outlook for the next six months.

                                About Your Fund

                               CHASE VISTA SELECT
                   NEW YORK INTERMEDIATE TAX FREE INCOME FUND

--------------------------------- [PIE CHART] ----------------------------------

         CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                            Investments    98.6%
                            Cash/Other      1.4%

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/98+
--------------------------------------------------------------------------------

                  One Year                               8.02%
                  Five Years                             5.38%
                  Ten Years                              7.54%

--------------------------------------------------------------------------------
Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select New York Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                About Your Fund

                               CHASE VISTA SELECT
                   NEW YORK INTERMEDIATE TAX FREE INCOME FUND

--------------------------------- [LINE CHART] ---------------------------------

GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND+ AND ITS KEY BENCHMARKS

              Chase Vista
                 Select                            Lipper
                New York                          New York
              Intermediate                      Intermediate
                Tax Free       Lehman Muni       Muni Debt
              Income Fund       Bond Index       Funds Avg.
              -----------       ----------       ----------
2/88             10000            10000           10000
2/89             10626            10619           10377
2/90             11678            11709           11206
2/91             12852            12788           12111
2/92             13883            14066           13122
2/93             15929            16004           14681
2/94             16645            16889           15338
2/95             16692            17207           15549
2/96             18420            19109           16922
2/97             19170            20162           17609
2/98             20708            22008           18901

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select New York Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Intermediate Municipal Debt Funds Average for the ten years ended February 28, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Intermediate Municipal Debt Funds Average represents the performance of a universe of 101 actively-managed New York tax-exempt intermediate municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do no reflect a sales charge.

+ The quoted performance of Chase Vista Select New York Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited)

   Principal
    Amount     Issuer                                 Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- 97.5%
------------------------------------------------------------------
 $2,000,000     Albany County, New York, Airport
                 Authority, Rev., 5.30%, 12/15/15     $2,022,500
  2,000,000     Battery Park City Authority, New
                 York, Ser. A, Rev., 5.50%,
                 11/01/26                              2,060,000
  1,150,000     Broome County, New York, GO,
                 7.13%, 03/01/99                       1,187,432
  1,250,000     Dutchess County, New York Resource
                 Recovery Agency, Solid Waste
                 Management, Ser. A, Rev., 7.50%,
                 01/01/09                              1,343,750
  2,000,000     Erie County, New York Water
                 Authority Improvement &
                 Extension, Rev., 5.75%, 12/01/08      2,157,500
    885,000     Erie County, New York, Public
                 Improvement, GO, 6.00%,
                 01/15/05                                958,012
    855,000     Erie County, New York, Ser. B, GO,
                 6.00%, 03/15/06                         927,675
    500,000     Metropolitan Transportation
                 Authority of New York, Commuter
                 Facilities, Ser. B, Rev., 6.10%,
                 07/01/09                                566,875
  1,500,000     Metropolitan Transportation
                 Authority of New York, Service
                 Contract, Commuter Facilities, Ser.
                 O, Rev., 5.10%, 07/01/00              1,530,000
  2,000,000     Metropolitan Transportation
                 Authority, New York, Dedicated
                 Tax Fund, Ser. A, Rev., 5.50%,
                 04/01/16                              2,097,500
    730,000     Monroe County, New York, Public
                 Improvement, GO, 6.00%,
                 03/01/01                                771,062
  3,770,000     Monroe County, New York, Public
                 Improvement, GO, 6.00%,
                 03/01/01                              3,991,487

                       See notes to financial statements.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------------
 $1,230,000     Monroe County, New York, Public
                 Improvement, Ser. A, GO, 6.00%,
                 03/01/12                             $1,389,900
  1,000,000     Monroe County, New York, Public
                 Improvement, Ser. A, GO, 6.00%,
                 03/01/18                              1,130,000
  1,000,000     Monroe County, New York, Public
                 Improvement, Ser. A, GO, 6.00%,
                 03/01/19                              1,125,000
    500,000     Municipal Assistance Corp. for City
                 of New York, New York, Ser. 68,
                 Rev. 7.30%, 07/01/08                    532,500
  2,400,000     Municipal Assistance Corp. for City
                 of New York, New York, Ser. E,
                 Rev., 6.00%, 07/01/05                 2,652,000
  8,000,000     Municipal Assistance Corp. for City
                 of New York, New York, Ser. E,
                 Rev., 6.00%, 07/01/06                 8,900,000
  6,500,000     Municipal Assistance Corp. for City
                 of New York, New York, Ser. G,
                 Rev. 6.00%, 07/01/08                  7,336,875
  2,000,000     Nassau County, New York, General
                 Improvements, Ser. Q, GO 5.20%,
                 08/01/12                              2,072,500
  1,800,000     Nassau County, New York, General
                 Improvement, Ser. R, GO, 5.13%,
                 11/01/03                              1,892,250
  1,750,000     New York City New York ,Trust
                 Cultural Resources, Museum of
                 Modern Art, Ser. A, Rev., 5.40%,
                 01/01/12                              1,787,188
    500,000     New York City, New York, GO,
                 7.00%, 02/01/06                         549,375
    505,000     New York City, New York, City
                 Municipal Water Financing
                 Authority Water & Sewer Systems,
                 Ser. A, Rev., 7.00%, 06/15/09           556,131

                       See notes to financial statements.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
   Amount    Issuer                               Value
---------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------
$  495,000    New York City, New York, City
               Municipal Water Financing
               Authority Water & Sewer Systems,
               Ser. A, Rev., 7.00%, 06/15/09       $  542,025
 1,000,000    New York City, New York, IDA, Civil
               Facilities, New School for Social
               Research, Ser. A, Rev., 5.75%,
               09/01/15                             1,053,750
 5,000,000    New York City, New York, Municipal
               Assistance Corp., Ser. G, Rev.,
               5.00%, 07/01/03                      5,193,750
    25,000    New York City, New York, Ser. A,
               GO 8.00%, 08/15/18                      28,094
 1,500,000    New York City, New York, Ser. A,
               GO 6.38%, 08/01/05                   1,627,500
 2,275,000    New York City, New York, Ser. A,
               GO 8.00%, 08/15/18                   2,593,500
 1,500,000    New York City, New York, Ser. C,
               GO 6.10%, 08/01/02                   1,605,000
    60,000    New York City, New York, Ser. D,
               GO, 7.65%, 02/01/06                     67,275
   940,000    New York City, New York, Ser. D,
               GO, 7.65%, 02/01/06                  1,072,775
 1,935,000    New York City, New York, Ser. E,
               GO, 7.00%, 02/01/99                  1,992,644
 2,500,000    New York City, New York, Ser. E,
               GO, 6.00%, 08/01/07                  2,790,625
 4,450,000    New York City, New York, Ser. F,
               GO, 5.70%, 08/01/07                  4,755,938
 1,215,000    New York City, New York, Ser. F,
               GO, 8.25%, 11/15/02                  1,389,656
   230,000    New York City, New York, Ser. F,
               GO, 8.25%, 11/15/02                    265,650
 2,500,000    New York City, New York, Ser. G,
               GO, 5.75%, 02/01/04                  2,656,250
    35,000    New York City, New York, Ser. H,
               GO, 7.10%, 02/01/12                     38,544

                       See notes to financial statements.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
   Amount    Issuer                                 Value
----------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------
$  965,000    New York City, New York, Ser. H,
               GO, 7.10%, 02/01/12                  $1,080,800
   850,000    New York City, New York, Ser. H,
               GO, 6.88%, 02/01/02                     926,500
   150,000    New York City, New York, Ser. H,
               GO, 6.88%, 02/01/02                     165,188
 4,000,000    New York City, New York,
               Transitional Financing Authority,
               Future Tax Secured. Ser. B, Rev.,
               5.00%, 11/15/10                       4,100,000
 2,000,000    New York State Dorm Authority, City
               University System Consolidation,
               Ser. B, Rev. 5.75%, 07/01/07          2,195,000
 2,470,000    New York State Dorm Authority, City
               University System Consolidation,
               Ser. D, Rev. 7.00%, 07/01/09          2,997,963
 2,000,000    New York State Dorm Authority, City
               University System Consolidation,
               3rd Generation, Ser. 1, Rev.
               5.25%, 07/01/08                       2,100,000
 1,545,000    New York State Dorm Authority, City
               University System, Ser. D, Rev.
               5.75%, 07/01/06                       1,653,150
 3,120,000    New York State Dorm Authority, City
               University Systems, Consolidated,
               Ser. D, Rev., 7.00%, 07/01/09         3,786,900
 1,000,000    New York State Dorm Authority,
               Fordham University, Rev. 7.20%,
               07/01/07                              1,083,750
 2,010,000    New York State Dorm Authority,
               Manhattan Eye, Ear & Throat
               Hospital, Rev., 5.13%, 07/01/07       2,025,075
 2,750,000    New York State Dorm Authority,
               New York University, Rev. 6.38%,
               07/01/07                              2,966,563
 2,065,000    New York State Dorm Authority,
               State Service Contract, Albany
               County, Rev., 5.25%, 04/01/12         2,065,000

                       See notes to financial statements.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                  Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
 $2,380,000    New York State Dorm Authority,
                 State University Educational
                 Facilities, Ser. A, Rev. 5.50%,
                 05/15/06                              $2,567,425
  2,000,000    New York State Dorm Authority,
                 State University Educational
                 Facilities, Ser. C, Rev. 7.38%,
                 05/15/10                               2,467,500
  1,250,000    New York State Dorm Authority,
                 State University Educational
                 Facilities, Ser. A, Rev. 7.30%,
                 05/15/00                               1,335,938
  1,000,000    New York State Dorm Authority, St.
                 Agnes Hospital, Ser. A, Rev.,
                 5.10%, 02/15/10                        1,000,000
  1,000,000    New York State Dorm Authority, St.
                 Agnes Hospital, Ser. A, Rev.,
                 5.20%, 02/15/11                        1,000,000
  1,000,000    New York State Dorm Authority,
                 Vassar College, Rev. 7.10%,
                 07/01/04                               1,088,750
  1,000,000    New York State Dorm Authority,
                 Vassar College, Rev. 7.13%,
                 07/01/10                               1,090,000
  3,500,000    New York State Dormitory Authority,
                 City University Systems, 3rd
                 General Reserve, Ser. 2, Rev.,
                 5.50%, 07/01/16                        3,644,375
  1,000,000    New York State Dormitory Authority,
                 City University, Ser. F, Rev. 5.00%,
                 07/01/20                                 971,250
    840,000    New York State Dormitory Authority,
                 State Service Contract, Albany
                 County, Rev., 5.50%, 04/01/08            885,150
  3,500,000    New York State Dormitory Authority,
                 State University Educational
                 Facilities, Ser. A, Rev., 5.50%,
                 05/15/10                               3,718,750

                       See notes to financial statements.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
 $3,000,000     New York State Dormitory Authority,
                 The New York Presbyterian
                 Hospital, Rev., 5.50%, 08/01/04       $3,202,500
  5,000,000     New York State Energy Research &
                 Development Authority, PCR, New
                 York State Electric & Gas Corp.,
                 Ser. E, Rev., 5.90%, 12/01/06          5,562,500
  5,415,000     New York State Environmental
                 Facilities Corp., Pollution Control,
                 State Water, Sub Revolving Fund,
                 Ser. E, Rev., 6.00%, 06/15/12          6,085,106
  2,000,000     New York State Environmental
                 Facilities Corp., Pollution Control,
                 State Water, Sub-Revolving Fund,
                 Ser. E, Rev., 4.80%, 06/15/09          2,012,500
  2,000,000     New York State Environmental
                 Facilities Corp., Pollution Control,
                 State Water, Sub-Revolving Fund,
                 Ser. E, Rev., 5.50%, 06/15/04          2,140,000
  5,000,000     New York State Environmental
                 Facilities, Rev., 7.25%, 06/15/10      5,556,250
    650,000     New York State Housing Finance
                 Agency Service, Contract
                 Obligation, Ser. A, Rev. 7.38%,
                 09/15/21                                 741,000
    835,000     New York State Housing Finance
                 Agency, Rev. 8.00%, 11/01/08             936,244
    165,000     New York State Housing Finance
                 Agency, Rev. 8.00%, 11/01/08             182,119
  1,925,000     New York State Housing Finance
                 Agency, Health Facilities, Monroe
                 County, Ser. A, Rev. 7.63%,
                 05/01/05                               2,057,344
  1,500,000     New York State Housing Finance
                 Agency, State University
                 Construction, Ser. A, Rev. 7.90%,
                 11/01/06                               1,800,000

                       See notes to financial statements.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                               Value
----------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------
 $1,550,000     New York State Housing Finance
                 Agency, State University
                 Construction, Ser. A, Rev. 8.00%,
                 05/01/11                           $1,982,063
  2,000,000     New York State Local Assistance
                 Corp., Ser. A, Rev., 7.25%,
                 04/01/18                            2,222,500
  5,000,000     New York State Local Government
                 Assistance Corp., Ser. A, Rev.,
                 5.25%, 04/01/14                     5,106,250
  2,000,000     New York State Local Government
                 Assistance Corp., Ser. A, Rev.
                 6.00%, 04/01/07                     2,222,500
  5,000,000     New York State Local Government
                 Assistance Corp., Ser. E, Rev.,
                 5.50%, 04/01/04                     5,331,250
    165,000     New York State Medical Care
                 Facilities Financing Agency, Rev.
                 7.70%, 08/15/03                       180,469
    360,000     New York State Medical Care
                 Facilities Financing Agency, Rev.
                 7.70%, 08/15/03                       398,250
  1,500,000     New York State Medical Care
                 Facilities Financing Agency, FHA
                 Insured Mortgage Project A, Rev.
                 5.40%, 08/15/04                     1,593,750
    495,000     New York State Medical Care
                 Facilities Financing Agency, FHA
                 Insured Mortgage Project, 1995,
                 Ser. C, Rev. 5.40%, 08/15/05          512,325
    340,000     New York State Mortgage Agency,
                 Rev., 8.00%, 10/01/17                 349,309
  5,400,000     New York State Mortgage Agency,
                 Ser. 19, Rev., 4.45%, 10/01/15      5,447,250
  5,000,000     New York State, GO 6.00%,
                 03/01/06                            5,575,000
  1,000,000     New York State, Rev., 2.75%,
                 07/01/04                              907,500

                       See notes to financial statements.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                   Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$ 1,000,000    New York State, GO, 7.10%,
                03/01/05                              $ 1,103,750
    600,000    New York State, Rev., 7.50%,
                11/15/00                                  653,250
 10,000,000    New York State, Ser. C, GO, 6.00%,
                10/01/04                               10,962,500
  3,000,000    New York State, Special Bonds, GO,
                7.00%, 11/15/03                         3,288,750
  1,500,000    New York State, Special Bonds, GO,
                7.10%, 11/15/04                         1,648,125
  1,000,000    New York State, Special Bonds, GO,
                7.13%, 11/15/06                         1,098,750
  5,000,000    New York State, Thruway Authority,
                General, Ser. D, Rev., 5.25%,
                01/01/21                                5,012,500
  4,400,000    New York State, Thruway Authority,
                Service Contract, Local Highway &
                Bridges, Rev., 6.25%, 04/01/07          4,796,000
  1,960,000    Puerto Rico Commonwealth, GO
                6.90%, 07/01/00                         2,092,300
  5,000,000    Puerto Rico Commonwealth,
                Aqueduct & Sewer Authority, Ser.
                A, Rev. 7.90%, 07/01/07                 5,169,950
  2,105,000    Puerto Rico Commonwealth,
                Highway & Transportation
                Authority, Ser, Z, Rev. 6.25%,
                07/01/07                                2,423,381
  1,800,000    Puerto Rico Electric Power Authority,
                Ser. X, Rev. 6.00%, 07/01/11            1,946,250
  2,180,000    Rochester, New York, Ser. A, GO,
                5.70%, 08/15/04                         2,368,025
  5,000,000    Suffolk County, New York, Southwest
                Sewer District, GO, 6.00%,
                02/01/05                                5,481,250
  1,065,000    Sullivan County, New York, Public
                Improvement, GO 5.00%,
                03/15/08                                1,095,618

                       See notes to financial statements.

Chase Vista Select New York Intermediate
Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
--------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------------
 $1,000,000     Triborough Bridge & Tunnel
                 Authority, New York, General
                 Purpose, Ser. O, Rev. 7.40%,
                 01/01/05                             $  1,044,850
  7,125,000     Triborough Bridge & Tunnel
                 Authority, New York, General
                 Purpose, Ser. Y, Rev. 6.00%,
                 01/01/12                                7,971,093
  2,500,000     Triborough Bridge & Tunnel
                 Authority, New York, Special
                 Obligation, Ser. B, Rev. 6.88%,
                 01/01/15                                2,715,625
 -------------------------------------------------------------------
               Total Long Term Investments            $247,101,461
               (Cost $235,457,727)
 -------------------------------------------------------------------
Short Term Investments -- 1.5%
--------------------------------------------------------------------
               Floating Rate Demand Note
  2,000,000     New York City, New York, IDA, Civil
                 Facility, National Audubon Society,
                 3.65% 12/01/13                          2,000,000
                                                      ------------
               (Cost $2,000,000)
--------------------------------------------------------------------


    Shares
--------------------------------------------------------------------
              Money Market Funds
  1,824,249    Provident New York Money Market
                Fund                                     1,824,249
                                                      ------------
              (Cost $1,824,249)
--------------------------------------------------------------------
              Total Short Term Investments               3,824,249
              (Cost $3,824,249)
--------------------------------------------------------------------
              Total Investments -- 99.0%              $250,925,710
              (Cost $239,281,976)
--------------------------------------------------------------------

                       See notes to financial statements.

                                About Your Fund

                               CHASE VISTA SELECT
                        NEW JERSEY TAX FREE INCOME FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                    Income exempt from federal and
                                New Jersey state taxes*

  Primary investments:          New Jersey municipal bonds

  Suggested investment
  time frame:                   3-5 years minimum

  Market benchmark:             Lehman Municipal Bond Index
                                Lehman 7 Year Municipal Bond Index

  Lipper Funds Category:        Lipper New Jersey Municipal Debt
                                Funds Average
  Inception date:               1/1/97

  Newspaper symbol:             NJ TF


  As of February 28, 1998

  Net assets:                   $67.7 Million

  Average maturity:             9.8 years

  Average duration:             5.9 years

  Average quality:              Aa/AA

--------------------------------------------------------------------------------
* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

                                About Your Fund

                               CHASE VISTA SELECT
                        NEW JERSEY TAX FREE INCOME FUND

PERFORMANCE

Chase Vista Select New Jersey Tax Free Fund, which seeks to provide monthly dividends which are excluded from gross income for federal tax purposes and exempt from New Jersey personal income tax, had a total return of 4.51% for the six months ended February 28, 1998. This compares to a return of 4.70% for the Lipper New Jersey Municipal Debt Funds Average and 4.45% for the unmanaged Lehman 7 Year Municipal Bond Index.

STRATEGY

In attempting to deliver high current tax-free income, your management team uses a relative value analysis to select individual securities, identify points of value on the yield curve and target sectors for investment. During this reporting period, however, high new supply levels and the narrowing of quality spreads that resulted made it difficult to shift among securities and sectors. Therefore, the management team focused on increasing call protection and making yield curve modifications that effectively extended the Fund's maturity.

The management team also increased quality by moving into more essential services bonds and avoided creating taxable income by holding onto the higher coupon bonds in the portfolio. In early 1998, concerns about the effects of el-nino related storms caused property casualty insurance companies to shore up their reserves and effectively cut back on their traditional purchases in the 15-year area of the yield curve. As a result, the management team adopted a barbell-type approach that avoided these securities. In other major moves, the Fund purchased Puerto Rico general obligation and power bonds, earning relatively-attractive yields that are exempt from New Jersey state income tax.

OUTLOOK

As the period ended, the supply of new issues had begun to shrink to more manageable levels, creating a better supply and demand picture. This, combined with the expectation that interest rates will fall later in the year, has led the management team to begin carefully increasing the Fund's duration through select investments in the 15-year area of the curve, with an eye on the potential for volatility in rates over the short term. Overall, municipal finances throughout New Jersey continue to improve and, with supply decreasing, the management team has a positive outlook for the next six months.

                                About Your Fund

                              CHASE VISTA SELECT
                        NEW JERSEY TAX FREE INCOME FUND

------------------------------- [PIE CHART] ------------------------------------

               CHASE VISTA SELECT NEW JERSEY TAX FREE INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                            Investments    97.1%
                            Cash/Other      2.9%

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/98+
--------------------------------------------------------------------------------

                One Year                                   7.49%
                Five Years                                 5.14%
                Since Inception (5/1/90)                   6.73%

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                About Your Fund

                              CHASE VISTA SELECT
                        NEW JERSEY TAX FREE INCOME FUND

--------------------------------- [LINE CHART] ---------------------------------

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
              CHASE VISTA SELECT NEW JERSEY TAX FREE INCOME FUND+
                             AND ITS KEY BENCHMARKS

                     Chase Vista
                       Select                    Lehman        Lipper
                     New Jersey                  7 Year      New Jersey
                      Tax Free   Lehman Muni      Muni       Muni Debt
                    Income Fund   Bond Index   Bond Index    Funds Avg.
                    -----------   ----------   ----------    ----------
         5/90          10000        11881         10000       10000
         2/91          10788        12788         10816       10774
         2/92          11575        14066         11802       11838
         2/93          12893        16004         13299       13510
         2/94          13434        16889         13887       14202
         2/95          13747        17207         14227       14251
         2/96          14983        19109         15686       15612
         2/97          15416        20162         16463       16305
         2/98          16570        22008         17718       17678

--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not predicative of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select New Jersey Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman 7 Year Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average from May 31, 1990 through February 28, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman 7 Year Municipal Bond Index is a total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New Jersey Municipal Debt Funds Average represents the performance of a universe of 59 actively-managed New Jersey tax-exempt muncipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited)

   Principal
    Amount     Issuer                                  Value
------------------------------------------------------------------
Long-Term Municipal Bonds -- 99.3%
------------------------------------------------------------------
 $1,000,000     Camden County, New Jersey IAR,
                 Health Systems, Catholic Health
                 East, Ser. A, Rev., 5.00%, 11/15/18  $  976,250
  1,000,000     Camden County, New Jersey IAR,
                 Health Systems, Catholic Health
                 East, Ser. A, Rev., 5.25%, 11/15/11   1,030,000
    500,000     Camden County, New Jersey IAR,
                 Health Systems, Catholic Health
                 East, Ser. A, Rev., 5.25%, 11/15/12     510,625
    570,000     Camden County, New Jersey, GO,
                 7.00%, 12/01/05                         592,800
  1,000,000     Cherry Hill Township, New Jersey,
                 GO, 6.10%, 06/01/07                   1,085,000
  1,000,000     Delaware River & Bay Authority,
                 Delaware Authority, Rev., 5.20%,
                 01/01/10                              1,045,000
    710,000     Dover Township, New Jersey, GO,
                 6.10%, 10/15/04                         781,888
    570,000     Edison Township, New Jersey, School,
                 GO, 6.50%, 06/01/04                     640,538
  1,140,000     Hamilton Township, Atlantic County,
                 New Jersey School District, GO,
                 5.88%, 12/15/07                       1,235,475
  1,000,000     Hunterdon, New Jersey Central
                 Regional High School District,
                 GO, 5.40%, 05/01/09                   1,058,750
  2,060,000     Jersey City, New Jersey, General
                 Improvement, Ser. A, GO, 6.00%,
                 10/01/05                              2,289,175
  1,255,000     Middlesex County, New Jersey,
                 Utilities Authority, Rev., 6.10%,
                 12/01/01                              1,347,556
  1,035,000     Monmouth County, New Jersey,
                 Improvement Authority,
                 Governmental Loan, Rev., 5.50%,
                 12/01/06                              1,115,213

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
--------------------------------------------------------------------
Long-Term Municipal Bonds -- (Continued)
--------------------------------------------------------------------
 $1,555,000     Monmouth County, New Jersey,
                 Improvement Authority,
                 Recreational Facilities, Rev., 6.63%,
                 12/01/05                               $1,659,963
    570,000     Monmouth County, New Jersey,
                 Utilities, GO, 6.90%, 08/01/04            617,025
  1,710,000     New Jersey Economic Development
                 Authority, Market Transition
                 Facility, Sr. Lien, Ser. A, Rev.,
                 5.80%, 07/01/08                         1,857,487
  1,200,000     New Jersey Economic Development
                 Authority, Market Transition
                 Facility, Sr. Lien, Ser. A, Rev.,
                 5.80%, 07/01/09                         1,308,000
  1,000,000     New Jersey Health Care Facilities
                 Financing Authority, Community
                 Medical Center, Kimball Ets., Rev.,
                 5.25%, 07/01/11                         1,036,250
    845,000     New Jersey Health Care Facilities
                 Financing Authority, FHA Insured,
                 Cathedral Health, Ser. A, Rev.,
                 6.95%, 02/15/01                           914,712
    570,000     New Jersey Health Care Facilities
                 Financing Authority, Society of the
                 Valley Hospital, Ser. C, Rev.,
                 6.60%, 07/01/00                           600,638
  1,170,000     New Jersey Health Care Facilities
                 Financing Authority, St. Elizabeth
                 Hospital Obligation Group, Rev.
                 6.00%, 07/01/14                         1,235,813
  1,010,000     New Jersey Municipal Utilities
                 Authority, Water Systems, Rev.,
                 5.00%, 01/01/12                         1,012,525
  1,255,000     New Jersey Sports & Exposition, Ser.
                 A, Rev., 6.20%, 03/01/03                1,375,793
    800,000     New Jersey Sports & Exposition, Ser.
                 A, Rev., 6.50%, 03/01/07                  884,000

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                   Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (Continued)
----------------------------------------------------------------------
 $2,500,000     New Jersey State Building Authority,
                 State Building, Rev., 6.00%,
                 06/15/07                                 $2,815,625
  1,500,000     New Jersey State Economic
                 Development Authority, Market
                 Transition Facilities, Senior Lien,
                 Ser. A, Rev., 7.00%, 07/01/04             1,719,375
  2,850,000     New Jersey State Educational Facilities
                 Authority, University Medicine &
                 Dentistry, Ser. B, Rev., 5.25%,
                 12/01/21                                  2,857,125
  2,000,000     New Jersey State Educational Facilities
                 Authority, University of Medicine
                 & Dentistry, Ser. B, Rev., 5.25%,
                 12/01/17                                  2,022,500
    570,000     New Jersey State Transportation
                 Corp., COP 6.20%, 10/01/02                  621,300
    500,000     New Jersey State Transportation Trust
                 Fund, Transportation Systems, Ser.
                 A, Rev., 5.50%, 06/15/11                    528,125
  1,140,000     New Jersey State Turnpike Authority,
                 Ser. A, Rev., 5.80%, 01/01/02             1,201,275
  1,140,000     New Jersey State Turnpike Authority,
                 Ser. A, Rev., 6.40%, 01/01/02             1,222,650
  2,000,000     New Jersey State Turnpike Authority,
                 Ser. C, Rev., 6.50%, 01/01/08             2,322,500
  1,000,000     New Jersey State Turnpike Authority,
                 Ser. C, Rev., 6.25%, 01/01/10             1,066,250
  1,140,000     New Jersey State, Ser. B, GO, 6.25%,
                 01/15/04                                  1,262,550
  2,195,000     New Jersey State, Ser. D, GO, 5.75%,
                 02/15/06                                  2,414,500
  1,570,000     North Bergen Township, New Jersey,
                 GO, 5.00%, 08/15/11                       1,611,212
  1,140,000     North Jersey District Water Supply,
                 Wanaque South Project, Rev.,
                 5.50%, 07/01/03                           1,214,100

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (Continued)
-------------------------------------------------------------------
 $1,140,000     Northwest Bergen County, New
                 Jersey Utilities Authority, Rev.,
                 6.00%, 07/15/07                        $1,245,450
    570,000     Ocean County, New Jersey, General
                 Improvement, GO, 6.38%, 04/15/03          628,425
    570,000     Ocean County, New Jersey, Ser. A,
                 GO, 6.25%, 10/01/04                       619,163
  1,000,000     Port Authority, New York & New
                 Jersey, Consolidated Bonds, 102nd
                 Ser., Rev., 5.50%, 10/15/10             1,042,500
    355,000     Port Authority, New York & New
                 Jersey, Consolidated Bonds, 78th
                 Ser., Rev., 6.10%, 10/15/02               384,287
  1,140,000     Port Authority, New York & New
                 Jersey, Consolidated Bonds, 79th
                 Ser., Rev., 6.00%, 07/15/05             1,261,125
  3,000,000     Port Authority, New York & New
                 Jersey, Special Obligation, JFK
                 International Air Terminal #6, Rev.,
                 6.25%, 12/01/09                         3,457,500
  1,200,000     Puerto Rico Commonwealth,
                 Highway & Transportation
                 Authority, Rev., 5.50%, 07/01/15        1,293,000
    685,000     Rutgers State University, New Jersey,
                 Rev., 6.70%, 05/01/01                     720,962
  1,000,000     Sussex County, New Jersey, General
                 Improvement, GO, 6.00%, 04/01/08        1,077,500
  1,000,000     Sussex County, New Jersey, General
                 Improvement, GO, 6.00%,
                 04/01/09                                1,072,500
  3,970,000     Trenton, New Jersey, GO 5.50%,
                 08/15/09                                4,317,375
  1,101,000     Union County, New Jersey, General
                 Improvement, GO, 4.75%,
                 12/15/15                                1,067,970
--------------------------------------------------------------------
               Total Long-Term Investments             $67,277,320
               (Cost $64,187,995)
--------------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                           Value
------------------------------------------------------------
Short-Term Investments -- 5.2%
------------------------------------------------------------
               Floating Rate Demand Note
   $500,000     New Jersey State, Economic
                 Development Authority, Water
                 Facilities, United Water of New
                 Jersey, Inc., Project B, FRDN.,
                 3.35%, 03/02/98
               (Cost $500,000)                   $   500,000
-------------------------------------------------------------

    Shares
-------------------------------------------------------------
              Money Market Funds
  2,999,652    Provident New Jersey Money Market
                Fund
              (Cost $2,999,652)                    2,999,652
-------------------------------------------------------------
              Total Short-Term Investments
              (Cost $3,499,652)                    3,499,652
-------------------------------------------------------------
              Total Investments--104.5%
              (Cost $67,687,647)                 $70,776,972
-------------------------------------------------------------


  Abbreviation    Definition
COP           =   Certificate of Participation
FHA           =   Federal Housing Authority
FNMA          =   Federal National Mortgage Association
FRDN          =   Floating Rate Demand Note: The maturity date
                  shown is the next interest reset date; the rate
                  shown is the rate in effect at February 28, 1998.
GO            =   General Obligation
IAR           =   Improvement Authority Revenue
IDA           =   Industrial Development Authority
PCFA          =   Pollution Control Financing Authority
PCR           =   Pollution Control Revenue
Rev.          =   Revenue Bond
Special Tax   =   Special Tax Assessment

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Assets and Liabilities February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                   Chase Vista Select
                                         ----------------------------------------------------------------------
                                                                                  New York
                                                              Intermediate      Intermediate      New Jersey
                                              Tax Free          Tax Free          Tax Free         Tax Free
                                            Income Fund       Income Fund       Income Fund       Income Fund
                                         ----------------- ----------------- ----------------- ----------------
ASSETS:
  Investment securities, at value
   (Note 1) ............................   $ 726,269,298     $ 663,787,515     $ 250,925,710     $ 70,776,972
  Other assets .........................          53,591            53,055            18,996            7,043
  Receivables:
   Investment securities sold ..........       8,862,245                --                --        1,253,718
   Interest ............................      10,308,822         9,077,933         3,459,980          811,242
   Receivable from affiliate ...........           3,625            14,178             1,578           20,704
   Fund shares sold ....................       1,131,100           115,000           208,927           50,000
                                           -------------     -------------     -------------     ------------
    Total Assets .......................     746,628,681       673,047,681       254,615,191       72,919,679
                                           -------------     -------------     -------------     ------------
LIABILITIES:
  Payable for investment securities
   purchased ...........................      21,826,116         9,454,604                --        4,904,412
  Payable for Fund shares
   redeemed ............................              --             2,112                --           18,000
  Dividends payable ....................       3,099,987         2,675,091         1,022,321          274,288
  Other liabilities ....................           2,609            11,002                --            1,485
  Accrued liabilities (Note 2) .........
   Other ...............................          80,059            67,177            43,422           16,660
                                           -------------     -------------     -------------     ------------
     Total Liabilities .................      25,008,771        12,209,986         1,065,743        5,214,845
                                           -------------     -------------     -------------     ------------

NET ASSETS:
  Paid in capital ......................     679,953,620       622,055,906       240,730,623       63,799,345
  Accumulated undistributed net
   investment income ...................          16,808             8,087             9,549              328
  Accumulated net realized gain on
   investment transactions .............         695,226         1,985,167         1,165,542          815,836
  Net unrealized appreciation of
   investments .........................      40,954,256        36,788,535        11,643,734        3,089,325
                                           -------------     -------------     -------------     ------------
Net Assets: ............................   $ 721,619,910     $ 660,837,695     $ 253,549,448     $ 67,704,834
                                           =============     =============     =============     ============
Shares of beneficial interest
  outstanding ($.001 par value;
  unlimited number of shares
  authorized) ..........................     110,419,975        60,991,420        35,187,667        6,672,697
Net asset value, maximum offering
  price and redemption price per
  share (net assets/shares
  outstanding) .........................   $        6.54     $       10.83     $        7.21     $      10.15
                                           =============     =============     =============     ============
  Cost of investments ..................   $ 685,315,042     $ 626,998,980     $ 239,281,976     $ 67,687,647
                                           =============     =============     =============     ============

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Operations For the six months ended February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                 Chase Vista Select
                                           --------------------------------------------------------------
                                                                               New York
                                                            Intermediate     Intermediate     New Jersey
                                              Tax Free        Tax Free         Tax Free        Tax Free
                                            Income Fund      Income Fund      Income Fund     Income Fund
                                           -------------   --------------   --------------   ------------
INTEREST INCOME:
 (Note 1C) .............................   $18,983,283     $16,691,910      $ 6,347,783      $1,738,548
                                           -----------     -----------      -----------      ----------
EXPENSES: (Note 2)
  Administration fees ..................       520,073         478,910          181,085          49,070
  Investment advisory fees .............     1,040,145         957,820          362,171          98,141
  Custodian fees .......................        53,109          53,560           35,151          23,733
  Printing and postage .................        25,294          26,365            9,410           4,206
  Professional fees ....................        20,099          21,152           12,477           5,175
  Registration costs ...................         5,735           1,322            9,872              --
  Transfer agent fees ..................        19,551          18,692           15,594           5,271
  Trustees fees and expenses ...........        17,336          15,964            6,036           1,636
  Other ................................        26,088          24,280           16,842          16,253
                                           -----------     -----------      -----------      ----------
    Total expenses .....................     1,727,430       1,598,065          648,638         203,485
                                           -----------     -----------      -----------      ----------
Less amounts waived (Note 2) ...........     1,613,327       1,490,290          578,407         170,944
Less amounts borne by Chase ............        44,765          50,306           34,014          27,307
                                           -----------     -----------      -----------      ----------
   Net expenses ........................        69,338          57,469           36,217           5,234
                                           -----------     -----------      -----------      ----------
    Net investment income ..............    18,913,945      16,634,441        6,311,566       1,733,314
                                           -----------     -----------      -----------      ----------
REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
Net realized gain on investment
 transactions ..........................     1,796,474       3,067,339        2,525,288         868,136
  Change in net unrealized
   appreciation on investments .........    13,843,865       8,165,349        1,747,627         100,264
                                           -----------     -----------      -----------      ----------
  Net realized and unrealized gain
   on investments ......................    15,640,339      11,232,688        4,272,915         968,400
                                           -----------     -----------      -----------      ----------
  Net increase in net assets from
   operations ..........................   $34,554,284     $27,867,129      $10,584,481      $2,701,714
                                           ===========     ===========      ===========      ==========

                       See notes to financial statements.

                            Chase Vista Mutual Funds
          Statement of Changes in Net Assets For the periods indicated

                                                                               Chase Vista Select
                                                        -----------------------------------------------------------------
                                                                                                   Intermediate
                                                                    Tax Free                         Tax Free
                                                                  Income Fund                      Income Fund
                                                        -------------------------------- --------------------------------
                                                           Six months       January 1,      Six months       January 1,
                                                              ended       1997* Through        ended       1997* Through
                                                          February 28,      August 31,     February 28,      August 31,
                                                              1998             1997            1998             1997
                                                        ---------------- --------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income ................................  $  18,913,945    $  25,275,094   $  16,634,441    $  22,346,626
 Net realized gain on investments .....................      1,796,474        5,333,959       3,067,339       11,278,543
 Change in net unrealized appreciation/
  depreciation on investments .........................     13,843,865          644,740       8,165,349       (5,547,725)
                                                         -------------    -------------   -------------    -------------
 Increase in net assets from operations ...............     34,554,284       31,253,793      27,867,129       28,077,444
                                                         -------------    -------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income ................................    (25,340,840)     (25,274,906)    (16,632,635)     (22,346,674)
 Net realized gain on investment transactions .........             --               --     (12,360,714)              --
                                                         -------------    -------------   -------------    -------------
 Total dividends and distributions ....................    (25,340,840)     (25,274,906)    (28,993,349)     (22,346,674)
                                                         -------------    -------------   -------------    -------------
 Increase from capital share transactions
  (Note 5) ............................................     35,104,849      671,322,730      30,662,932      625,570,213
                                                         -------------    -------------   -------------    -------------
   Total increase .....................................     44,318,293      677,301,617      29,536,712      631,300,983
NET ASSETS:
 Beginning of period ..................................    677,301,617               --     631,300,983               --
                                                         -------------    -------------   -------------    -------------
 End of period ........................................  $ 721,619,910    $ 677,301,617   $ 660,837,695    $ 631,300,983
                                                         =============    =============   =============    =============

                                                                            Chase Vista Select
                                                        --------------------------------------------------------------
                                                                    New York
                                                                  Intermediate                    New Jersey
                                                                    Tax Free                       Tax Free
                                                                  Income Fund                     Income Fund
                                                        -------------------------------- -----------------------------
                                                           Six months       January 1,     Six months     January 1,
                                                              ended       1997* Through       ended      1997* Through
                                                          February 28,      August 31,    February 28,    August 31,
                                                              1998             1997           1998           1997
                                                        ---------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income ................................   $  6,311,566    $  8,147,066    $  1,733,314   $  2,203,805
 Net realized gain on investments .....................      2,525,288       1,105,720         868,136        210,573
 Change in net unrealized appreciation/
  depreciation on investments .........................      1,747,627         893,683         100,264         84,470
                                                          ------------    ------------    ------------   ------------
 Increase in net assets from operations ...............     10,584,481      10,146,469       2,701,714      2,498,848
                                                          ------------    ------------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income ................................     (6,304,466)     (8,147,133)     (1,734,083)    (2,203,799)
 Net realized gain on investment transactions .........     (2,465,465)             --        (262,873)            --
                                                          ------------    ------------    ------------   ------------
 Total dividends and distributions ....................     (8,769,931)     (8,147,133)     (1,996,956)    (2,203,799)
                                                          ------------    ------------    ------------   ------------
 Increase from capital share transactions
  (Note 5) ............................................     16,291,129     233,444,433       2,782,437     63,922,590
                                                          ------------    ------------    ------------   ------------
   Total increase .....................................     18,105,679     235,443,769       3,487,195     64,217,639
NET ASSETS:
 Beginning of period ..................................    235,443,769              --      64,217,639             --
                                                          ------------    ------------    ------------   ------------
 End of period ........................................   $253,549,448    $235,443,769    $ 67,704,834   $ 64,217,639
                                                          ============    ============    ============   ============

-------
* Funds commenced operations January 1, 1997.
                       See notes to financial statements.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Family of Mutual Funds. Select Tax Free Income Fund ("TFI"), Select Intermediate Tax Free Income Fund ("ITFI"), Select New York Intermediate Tax Free Income Fund ("NYTFI"), and Select New Jersey Tax Free Income Fund ("NJTFI") (collectively, the "Funds"), are four separate portfolios of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take in to account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

   D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   As of February 28, 1998, the Funds had no outstanding futures contracts.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends are distributed in the form of additional shares of the fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   H. Organization costs -- Organization and initial registration costs incurred in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor") acts as the investment advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Advisor voluntarily waived all of its fees for the six month period ended February 28, 1998.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   B. Distribution and Sub-administration fees -- Pursuant to a Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived all of its Sub-administration fees for the six month period ended February 28, 1998.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate computed daily and paid monthly equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of its administration fees for the six month period ended February 28, 1998.

   D. Assumption of expenses -- For the six month period ended February 28, 1998, Chase voluntarily assumed the following expenses for TFI, ITFI, NYTFI and NJTFI: $44,765, $50,306, $34,014 and $27,307, respectively.

   E. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Chase voluntarily waived all of its custodian fees for the six month period ended February 28, 1998.

3. Investment Transactions -- Purchases and sales of investments (excluding short-term investments) were as follows:

                                                           New York
                                          Intermediate   Intermediate    New Jersey
                             Tax Free       Tax Free       Tax Free       Tax Free
                           Income Fund     Income Fund    Income Fund    Income Fund
                         --------------- -------------- -------------- --------------
Purchases (Excluding
  U.S. Govt.) .........   $192,769,885    $200,707,450   $112,255,373   $22,267,036
Sales (Excluding
  U.S. Govt.) .........    159,350,254     172,969,240     94,463,203    17,779,076

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securites at February 28, 1998, are as follows:

                                                                    New York
                                               Intermediate       Intermediate       New Jersey
                               Tax Free          Tax Free           Tax Free          Tax Free
                             Income Fund        Income Fund        Income Fund       Income Fund
                           ---------------   ----------------   ----------------   --------------
Aggregate cost .........   $685,315,042      $626,998,980       $239,281,976       $67,687,647
                           ------------      ------------       ------------       -----------
Gross unrealized
  appreciation .........   $41,213,101       $36,944,577        $11,797,657        $3,146,527
Gross unrealized
  depreciation .........      (258,845)         (156,042)          (153,923)          (57,202)
                           ------------      ------------       ------------       -----------
Net unrealized
  appreciation .........   $40,954,256       $36,788,535        $11,643,734        $3,089,325
                           ============      ============       ============       ===========

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                Select Tax Free Income Fund
                              ----------------------------------------------------------------
                                   9/1/97 Through 2/28/98          1/1/97* Through 8/31/97
                              -------------------------------- -------------------------------
                                   Amount           Shares          Amount          Shares
                              ---------------- --------------- ---------------- --------------
Shares sold .................  $  42,957,137       6,566,966    $  56,049,529      8,785,900
Shares issued in exchange
  for Common Trust
  Fund Assets (see Note 1)                --              --      657,822,512    102,945,620
Shares issued in
  reinvestment of
  distributions .............      6,147,041         939,917        2,958,341        465,140
Shares redeemed .............    (13,999,329)     (2,141,114)     (45,507,652)    (7,142,454)
                               -------------      ----------    -------------    -----------
Net increase (decrease)
  in Trust shares
  outstanding ...............  $  35,104,849       5,365,769    $ 671,322,730    105,054,206
                               =============      ==========    =============    ===========

                                           Select Intermediate Tax Free Income Fund
                             ---------------------------------------------------------------------
                                  9/1/97 Through 2/28/98             1/1/97* Through 8/31/97
                             --------------------------------   ----------------------------------
                                  Amount            Shares           Amount             Shares
                             ----------------   -------------   ----------------   ---------------

Shares sold ..............   $28,542,368         2,619,863      $ 43,474,104        4,040,010
Shares issued in exchange
  for Common Trust
  Fund Assets (see Note 1)            --                --       623,967,733       58,043,510
Shares issued in
  reinvestment of
  distributions ..........    12,324,081         1,139,000         2,891,919          269,514
Shares redeemed ..........   (10,203,516)         (935,564)      (44,763,543)      (4,184,913)
                             -----------         ---------      ------------       ----------
Net increase (decrease)
  in Trust shares
  outstanding ............   $30,662,933         2,823,299      $625,570,213       58,168,121
                             ===========         =========      ============       ==========

                                       Select New York Intermediate Tax Free Income Fund
                             ---------------------------------------------------------------------
                                  9/1/97 Through 2/28/98             1/1/97* Through 8/31/97
                             --------------------------------   ----------------------------------
                                 Amount            Shares            Amount             Shares
                             --------------   ---------------   ----------------   ---------------
Shares sold ..............   $22,872,458       3,166,416        $ 44,574,872        6,303,649
Shares issued in exchange
  for Common Trust
  Fund Assets (see Note 1)            --              --         203,444,466       28,694,565
Shares issued in
  reinvestment of
  distributions ..........     1,046,443         145,138             336,396           47,513
Shares redeemed ..........    (7,627,772)     (1,058,417)        (14,911,301)      (2,111,197)
                             -----------      ----------        ------------       ----------
Net increase (decrease)
  in Trust shares
  outstanding ............   $16,291,129       2,253,137        $233,444,433       32,934,530
                             ===========      ==========        ============       ==========

--------------
* Commencement of operations.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                        Select New Jersey Tax Free Income Fund
                             -------------------------------------------------------------
                                9/1/97 Through 2/28/98         1/1/97* Through 8/31/97
                             ----------------------------   ------------------------------
                                 Amount         Shares           Amount          Shares
                             -------------   ------------   ---------------   ------------
Shares sold ..............    $3,592,372        354,625     $ 8,147,090          815,047
Shares issued in exchange
  for Common Trust
  Fund Assets (see Note 1)            --             --      56,929,494        5,698,648
Shares issued in
  reinvestment of
  distributions ..........           704             69         265,589           26,639
Shares redeemed ..........      (810,639)       (79,974)     (1,419,583)        (142,357)
                              ----------        -------     -----------        ---------
Net increase (decrease)
  in Trust shares
  outstanding ............    $2,782,437        274,720     $63,922,590        6,397,977
                              ==========        =======     ===========        =========

--------------
* Commencement of operations.

6. Concentration of Credit Risk -- The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI and NJTFI primarily invest in issuers in the States of New York and New Jersey, respectively. TFI and ITFI invested approximately 23.6% and 21.5%, respectively, of its assets in issuers in the State of New York. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

7. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities, in the Statement of Assets and Liabilities were as follows:

                                 Accrued
                    Pension      Pension
                   Expenses     Liability
                  ----------   ----------
TFI ...........     $7,085     $41,483
ITFI ..........      6,475      37,928
NYTFI .........      2,451      14,357
NJTFI .........        669       3,907

--------------------------------------------------------------------------------
                            Chase Vista Mutual Funds
                        Financial Highlights (unaudited)

                                                                                        Chase Vista Select
                                                                        ---------------------------------------------------
                                                                                                        Intermediate
                                                                                Tax Free                  Tax Free
                                                                               Income Fund               Income Fund
                                                                        ------------------------- -------------------------
                                                                           9/1/97-     1/1/97*-      9/1/97-     1/1/97*-
                                                                           2/28/98      8/31/97      2/28/98      8/31/97
                                                                        ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................   $  6.45      $  6.39      $ 10.85      $ 10.75
                                                                          -------      -------      -------      -------
 Income from Investment Operations:
  Net investment income ...............................................      0.177        0.243        0.282        0.386
  Net Gain or Losses in Securities (both realized and unrealized) .....      0.150        0.060        0.191        0.100
                                                                          --------     --------     --------     --------
  Total from Investment Operations ....................................      0.327        0.303        0.473        0.486
                                                                          --------     --------     --------     --------
 Less Distributions:
  Dividends from net investment income ................................      0.180        0.243        0.282        0.386
Distributions from Capital Gains ......................................      0.060           --        0.211           --
                                                                          --------     --------     --------     --------
  Total Distributions .................................................      0.240        0.243        0.493        0.386
                                                                          --------     --------     --------     --------
Net Asset Value, End of Period ........................................   $  6.54      $  6.45      $ 10.83      $ 10.85
                                                                          ========     ========     ========     ========
Total Return                                                                  5.11%        4.86%        4.41%        4.58%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............................   $721,620     $677,302     $660,838     $631,301
 Ratios to Average Net Assets#:
 Ratio of Expenses ....................................................       0.02%        0.02%        0.02%        0.02%
 Ratio of Net Investment Income .......................................       5.92%        5.73%        5.21%        5.40%
 Ratio of Expenses Without Waivers and Assumption of Expenses .........       0.49%        0.49%        0.49%        0.50%
 Ratio of Net Investment Income Without Waivers and Assumption of
  Expenses ............................................................       5.45%        5.26%        4.74%        4.92%
Portfolio Turnover Rate ...............................................         23%          48%          27%          60%

                                                                                        Chase Vista Select
                                                                        -------------------------------------------------
                                                                                New York
                                                                              Intermediate              New Jersey
                                                                                Tax Free                 Tax Free
                                                                               Income Fund              Income Fund
                                                                        ------------------------- -----------------------
                                                                           9/1/97-     1/1/97*-     9/1/97-     1/1/97*-
                                                                           2/28/98      8/31/97     2/28/98     8/31/97
                                                                        ------------ ------------ ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................   $  7.15      $  7.09      $ 10.04     $  9.99
                                                                          -------      -------      -------     -------
 Income from Investment Operations:
  Net investment income ...............................................      0.187        0.260       0.266       0.366
  Net Gain or Losses in Securities (both realized and unrealized) .....      0.133        0.060       0.150       0.050
                                                                          --------     --------     -------     -------
  Total from Investment Operations ....................................      0.320        0.320       0.416       0.416
                                                                          --------     --------     -------     -------
 Less Distributions:
  Dividends from net investment income ................................      0.187        0.260       0.266       0.366
Distributions from Capital Gains ......................................      0.073           --       0.040          --
                                                                          --------     --------     -------     -------
  Total Distributions .................................................      0.260        0.260       0.306       0.366
                                                                          --------     --------     -------     -------
Net Asset Value, End of Period ........................................   $  7.21      $  7.15      $ 10.15     $ 10.04
                                                                          ========     ========     =======     =======
Total Return                                                                  4.17%        4.62%       4.51%       4.20%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............................   $253,549     $235,444     $67,705     $64,218
 Ratios to Average Net Assets#:
 Ratio of Expenses ....................................................       0.03%        0.03%       0.02%       0.02%
 Ratio of Net Investment Income .......................................       5.23%        5.52%       5.30%       5.52%
 Ratio of Expenses Without Waivers and Assumption of Expenses .........       0.51%        0.35%       0.55%       0.57%
 Ratio of Net Investment Income Without Waivers and Assumption of
  Expenses ............................................................       4.75%        5.02%       4.77%       4.97%
Portfolio Turnover Rate ...............................................         40%          23%         27%         14%

-------
 * Commencement of operations.
# Short periods have been annualized.
                       See notes to financial statements.